UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-06526

The Boston Trust & Walden Funds
(Exact name of registrant as specified in charter)

3435 Stelzer Rd. Columbus, OH			43219
(Address of principal executive offices)			(Zip code)

3435 Stelzer Rd. Columbus, OH 43219
(Name and address of agent for service)

Registrant’s telephone number, including area code:		1-800-282-8782

Date of fiscal year end:	March 31

Date of reporting period:	September 30, 2011

Item 1. Reports to Stockholders.

SEMI-ANNUAL REPORT
September 30, 2011
(Unaudited)

N
S

Boston Trust Investment Management, Inc.

Walden Asset Management
Advancing sustainable business practices since 1975

Semi-Annual Report September 30, 2011 (Unaudited)

Boston Trust Investment Management, Inc., a subsidiary of Boston Trust & Investment Management Company (BTIM) and an affiliate of Walden Asset Management (Walden) serves as investment adviser (the Adviser) to the Boston Trust and Walden Funds and receives a fee for its services. Walden, a division of BTIM, performs shareholder advocacy, proxy voting, screening services, and other environmental, social and governance initiatives for the Adviser and is paid a fee for these services by the Adviser.

Shares of the Funds are not deposits of, obligations of, or guaranteed by BTIM or its affiliates, nor are they federally insured by the FDIC. Investments in the Funds involve investment risks, including the possible loss of principal. Funds are distributed by Foreside Distribution Services, L.P., Portland, ME.

The foregoing information and opinions are for general information only. Boston Trust & Walden Funds and Boston Trust Investment Management, Inc. do not assume liability for any loss, which may result from the reliance by any person upon any such information or opinions. Such information and opinions are subject to change without notice, are for general information only, and are not intended as an offer or solicitation with respect to the purchase or sale of any security or offering individual or personalized investment advice.

Table of Contents

Economic and Market Summary	3

Boston Trust Balanced Fund
Investment Performance	4
Schedule of Portfolio Investments	8
Financial Statements	10
Financial Highlights	12

Boston Trust Equity Fund
Investment Performance	5
Schedule of Portfolio Investments	13
Financial Statements	14
Financial Highlights	16

Boston Trust Midcap Fund
Investment Performance	6
Schedule of Portfolio Investments	17
Financial Statements	18
Financial Highlights	20

Boston Trust Small Cap Fund
Investment Performance	7
Schedule of Portfolio Investments	21
Financial Statements	22
Financial Highlights	24

Environmental, Social and Governance Research and Action Update	25

Walden Balanced Fund
Investment Performance	27
Schedule of Portfolio Investments	30
Financial Statements	32
Financial Highlights	34

Walden Equity Fund
Investment Performance	28
Schedule of Portfolio Investments	35
Financial Statements	36
Financial Highlights	38

Walden Midcap Fund
Schedule of Portfolio Investments	39
Financial Statements	40
Financial Highlights	42

Walden Small Cap Innovations Fund
Investment Performance	29
Schedule of Portfolio Investments	43
Financial Statements	44
Financial Highlights	46

Notes to Financial Statements	47
Supplementary Information	53

Photography credits:

• Cover: Bruce Field

• Pages 1, 5, 6 and 28: Jim Gallagher

• Pages 4 and 29: Rebecca Monette

• Pages 7 and 27: Janet C. Dygert

This page intentionally left blank.

Economic and Market
Summary (Unaudited)

Domenic Colasacco, CFA

Portfolio Manager and President

Boston Trust Investment Management, Inc.

This past summer, with all its adverse political, economic, and stock market trends, in many ways was similar to the period from May through August 2010. Then, as now, investors became fearful that another economic recession was likely. News reports that fostered last year’s fears are also familiar: minimal gross domestic product(1) growth, too few new jobs created to drop the unemployment rate below 9%, a weak real estate market, low levels of consumer and business confidence, and political gridlock in Washington as well as the Eurozone. The percentage drop in the major stock indices this year is similar to the declines experienced in 2010. Looking back, we know now that in September 2010 stock prices began to rebound sharply, followed soon thereafter by reports supporting the view that our economy was not about to enter another recession and that Europe would muddle through its debt crisis. The key question most market participants are pondering today is whether we are likely to experience a similar sequence in the months ahead, or if the economic environment here in America and across the globe is about to drift into an actual recession.

Predicting the future economic path with certainty, even in more settled times than today, falls somewhere between foolhardy and impossible. That said, when we examine the available data and consider the overall environment (including conditions in Europe as outlined below), we conclude that modest progress in GDP(1) in the quarters ahead is more likely than another recession. Clearly, some type of political/policy blunder here in the United States or Europe would alter our view, as would an uncontrolled or unmanaged failure of a major financial institution, such as happened to Lehman in 2008. Short of those, at this time we believe that a year from now GDP will be higher, more people will be employed (though not enough), and that those people with jobs will earn slightly more.

Unfortunately, political and economic issues in Europe appear more challenging than our own. Greece has captured most of the headlines, but the structural issues in the region are broader. As outlined in various media reports, there is an economic dichotomy within the Eurozone. Most countries along the northern border of the continent, including France and Germany, have comparatively strong economies and sustainable budget deficits. The sovereign debt crisis is concentrated in the southern tier and periphery of the region, most notably in Greece, Portugal and Ireland. Budget deficits and sovereign debt levels are also high in the larger economies of Italy and Spain.

For much of the past decade, the public and private sector credit demands of the countries at the periphery and southern tier have been increasingly financed by the stronger northern countries. For such a relationship to endure, there must be confidence that budget balances will stay within reasonable levels and that the loans will be either repaid or supported. The financial crisis and recession that started in 2008 led to higher budget deficits and reduced confidence in repayment. Thus far, the response from the stronger countries, utilizing the European Central Bank (ECB) as an intermediary, has been a central financial aid fund that came with demands for more fiscal austerity from the countries that required financial aid. As all Keynesian economists would have predicted, fiscal austerity has served to restrict economic growth and exacerbate government deficits. Recent news reports out of Europe suggest that another round of emergency loans will be extended soon, along with a plan to support the primary commercial banks in the region that hold much of the sovereign and private debt of the weaker countries. A long-term, sustainable resolution, in our view, will require not only temporary aid, but also more fundamental fiscal and governance reform that would take some tax and spending authority away from individual countries and place it in a central economic agency for the region. To say the least, the political path to that structure will be rocky, and perhaps one or more countries will elect to exit the Eurozone rather than sacrifice part of their autonomy. In the interim, we expect sufficient steps to be taken to avoid widespread fear and disruption of economic activity, but recession, in at least parts of the Eurozone, appears more likely than not.

(1)       The Gross Domestic Product (“GDP”) is the measure of the market value of the finished goods and services produced by labor and property in the United States.

Boston Trust Balanced Fund	Investment Performance (Unaudited)
September 30, 2011

Fund Net Asset Value:	$29.14
Gross Expense Ratio(1):	1.07%

Past performance does not guarantee future results. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and principal value will fluctuate so that an investor’s shares, when redeemed may be worth more or less than the original cost. To obtain performance information current to the most recent month-end, please call 1-800-282- 8782 ext. 7050.

(1)       The Gross Expense Ratio is from the Fund’s most recent prospectus, dated August 1, 2011. The Gross Expense Ratio excludes the impact of any voluntary or contractual fee waivers. After giving effect to such fee waivers, the Balanced Fund’s Net Expense Ratio would be 1.00%, including the indirect expenses of investing in acquired funds. Please see the Fund’s most recent prospectus for details. Additional information pertaining to the Fund’s expense ratio as of September 30, 2011 can be found in the financial highlights. The investment performance reflects voluntary and contractual fee waivers. If such fee reductions had not occurred, the quoted performance would have been lower. The voluntary fee waivers may be discontinued at any time. The contractual fee waiver continues through August 1, 2012 and may be terminated thereafter.

		Annualized
	Six Months Ended 9/30/11	1 Year Ended 9/30/11	5 Years Ended 9/30/11	10 Years Ended 9/30/11
Boston Trust Balanced Fund(1)	-7.67%	3.09%	3.31%	5.06%
S&P 500® Index	-13.78%	1.14%	-1.18%	2.82%
Barclays U.S. Government/Credit Bond Index	7.18%	5.14%	6.52%	5.74%
Citigroup 90-Day U.S. Treasury Bill Index	0.04%	0.11%	1.62%	1.92%
Morningstar U.S. Open-End Moderate Allocation Funds Average	-10.04%	-0.42%	1.00%	3.91%

Hypothetical Growth of a $10,000 Investment

The chart represents historical 10-year performance of a hypothetical investment of $10,000 in the Boston Trust Balanced Fund and represents the reinvestment of dividends and capital gains in the Fund. The returns shown on the table and graph do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.

The Boston Trust Balanced Fund is measured against a combination of equity and fixed income indices. The Standard & Poor’s 500 Index (“S&P 500”), which is widely regarded as a gauge of the U.S. equities market, includes 500 leading companies in leading industries of the U.S. economy. Although the S&P 500 focuses on the large cap segment of the market, with approximately 75% coverage of U.S. equities, it is also widely viewed as a proxy for the total market. The Barclays U.S. Government/Credit Bond Index includes Treasuries (i. e., public obligations of the U.S. Treasury that have remaining maturities of more than one year), Government-Related issues (i.e., agency, sovereign, supranational, and local authority debt), and USD Corporates. The Barclays U.S. Government/Credit Bond Index is a component of the Barclays U.S. Aggregate Index. The Citigroup 90-Day U.S. Treasury Bill Index reflects monthly return equivalents of yield averages that are not marked to the market. The Index is an average of the last three-month treasury bill issues. The three-month treasury bills are the short-term debt obligations of the U.S. Government. The Morningstar U.S. Open-End Moderate Allocation Funds Average is a managed average representing performance of portfolios that seek to provide both capital appreciation and income by investing in three major areas: stocks, bonds, and cash. These portfolios tend to hold larger positions in stocks than conservative-allocation portfolios. These portfolios typically have 50% to 70% of assets in equities and the remainder in fixed income and cash. The indices are unmanaged and their performance does not reflect the deduction of expenses associated with a mutual fund, such as investment management and fund accounting fees. The Fund’s performance reflects the deduction of fees for these services. Investors cannot invest directly in an index.

Investment Performance (Unaudited)	Boston Trust Equity Fund
September 30, 2011

		Annualized
	Six Months Ended 9/30/11	1 Year Ended 9/30/11	5 Years Ended 9/30/11	Since Inception 10/1/03
Boston Trust Equity Fund(1)	-12.72%	2.33%	1.45%	4.24%
S&P 500® Index	-13.78%	1.14%	-1.18%	3.39%

Hypothetical Growth of a $10,000 Investment

The chart represents historical performance of a hypothetical investment of $10,000 in the Boston Trust Equity Fund from October 1, 2003 to September 30, 2011, and represents the reinvestment of dividends and capital gains in the Fund. The returns shown on the table and graph do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.

The Boston Trust Equity Fund is measured against the Standard & Poor’s 500 Index (“S&P 500”), which is an unmanaged index that is widely regarded as a gauge of the U.S. equities market. This index inludes 500 leading companies in leading industries of the U.S. economy. Although the S&P 500 focuses on the large cap segment of the market, with approximately 75% coverage of U.S. equities, it is also widely viewed as a proxy for the total market. The performance of an index does not reflect the deduction of expenses associated with a mutual fund, such as investment management and fund accounting fees. The Fund’s performance reflects the deduction of fees for these services. Investors cannot invest directly in an index.

Fund Net Asset Value:	$12.62
Gross Expense Ratio(1):	1.09%

Past performance does not guarantee future results. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and principal value will fluctuate so that an investor’s shares, when redeemed may be worth more or less than the original cost. To obtain performance information current to the most recent month-end, please call 1-800-282-8782 ext. 7050.

(1)       The Gross Expense Ratio is from the Fund’s most recent prospectus, dated August 1, 2011. The Gross Expense Ratio excludes the impact of any voluntary or contractual fee waivers. After giving effect to such fee waivers, the Equity Fund’s Net Expense Ratio would be 1.00%, including the indirect expenses of investing in acquired funds. Please see the Fund’s most recent prospectus for details. Additional information pertaining to the Fund’s expense ratio as of September 30, 2011 can be found in the financial highlights. The investment performance reflects voluntary and contractual fee waivers. If such fee reductions had not occurred, the quoted performance would have been lower. The voluntary fee waivers may be discontinued at any time. The contractual fee waiver continues through August 1, 2012 and may be terminated thereafter.

Boston Trust Midcap Fund	Investment Performance (Unaudited)
September 30, 2011

Fund Net Asset Value:	$10.15
Gross Expense Ratio(1):	1.21%

Past performance does not guarantee future results. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and principal value will fluctuate so that an investor’s shares, when redeemed may be worth more or less than the original cost. To obtain performance information current to the most recent month-end, please call 1-800-282-8782 ext. 7050.

(1)       The Gross Expense Ratio is from the Fund’s most recent prospectus, dated August 1, 2011. The Gross Expense Ratio excludes the impact of any voluntary or contractual fee waivers. After giving effect to such fee waivers, the Fund’s Net Expense Ratio would be 1.00%, including the indirect expenses of investing in acquired funds. Please see the Fund’s most recent prospectus for details. Additional information pertaining to the Fund’s expense ratio as of September 30, 2011 can be found in the financial highlights. The investment performance reflects voluntary and contractual fee waivers. If such fee reductions had not occurred, the quoted performance would have been lower. The voluntary fee waivers may be discontinued at any time. The contractual fee waiver continues through August 1, 2012 and may be terminated thereafter.

		Annualized
	Six Months	1 Year	Since
	Ended	Ended	Inception
	9/30/11	9/30/11	9/24/07
Boston Trust Midcap Fund(1)	-15.13%	1.47%	1.55%
Russell Midcap® Index	-18.55%	-0.88%	-3.10%

Hypothetical Growth of a $10,000 Investment

The chart represents historical performance of a hypothetical investment of $10,000 in the Boston Trust Midcap Fund from September 24, 2007 to September 30, 2011, and represents the reinvestment of dividends and capital gains in the Fund. The returns shown on the table and graph do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.

The Boston Trust Midcap Fund is measured against the Russell Midcap® Index, which is an unmanaged index that measures the performance of the mid-cap segment of the U.S. equity universe. The Russell Midcap® Index is a subset of the Russell 1000® Index. It includes approximately 800 of the smallest securities based on a combination of their market capitalization and current index membership. The Russell Midcap® Index represents approximately 31% of the total market capitalization of the Russell 1000 companies. The performance of an index does not reflect the deduction of expenses associated with a mutual fund, such as investment management and fund accounting fees. The Fund’s performance reflects the deduction of fees for these services. Investors cannot invest directly in an index.

Investment Performance (Unaudited)	Boston Trust Small Cap Fund
September 30, 2011

		Annualized
	Six Months Ended 9/30/11	1 Year Ended 9/30/11	5 Years Ended 9/30/11	10 Years Ended 9/30/11
Boston Trust Small Cap Fund(1),*	-19.57%	0.29%	4.13%	8.43%
Russell 2000® Index	-23.12%	-3.53%	-1.02%	6.12%

Hypothetical Growth of a $10,000 Investment

The chart represents historical 10-year performance of a hypothetical investment of $10,000 in the Boston Trust Small Cap Fund and represents the reinvestment of dividends and capital gains in the Fund. The returns shown on the table and graph do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.

*                 The quoted performance for the Fund reflects the performance of a collective investment fund that was previously managed with full investment authority by the parent company of the Fund’s Adviser prior to the establishment of the Fund on December 16, 2005. The performance of the collective investment fund has been restated to reflect the net expenses of the Fund after all expenses at an annual rate of 1.25%, the Adviser’s expense limitation for its initial year of investment operations. The collective investment fund was not registered with the Securities and Exchange Commission and, therefore, was not subject to the investment restrictions imposed by law on registered mutual funds. If the collective investment fund had been registered, the collective investment fund’s performance may have been adversely affected.

The Boston Trust Small Cap Fund is measured against the Russell 2000® Index, which is an unmanaged index that measures the performance of the small-cap segment of the U.S. equity universe. The Russell 2000® Index is a subset of the Russell 3000® Index representing approximately 10% of the total market capitalization of that index. It includes approximately 2000 of the smallest securities based on a combination of their market cap and current index membership. The performance of an index does not reflect the deduction of expenses associated with a mutual fund, such as investment management and fund accounting fees. The Fund’s performance reflects the deduction of fees for these services. Investors cannot invest directly in an index.

Fund Net Asset Value:	$11.26
Gross Expense Ratio(1):	1.13%

Past performance does not guarantee future results. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and principal value will fluctuate so that an investor’s shares, when redeemed may be worth more or less than the original cost. To obtain performance information current to the most recent month-end, please call 1-800-282-8782 ext. 7050.

(1)

The Gross Expense Ratio is from the Fund’s most recent prospectus, dated August 1, 2011. The Gross Expense Ratio excludes the impact of any voluntary or contractual fee waivers. After giving effect to such fee waivers, the Fund’s Net Expense Ratio would be 1.00%, including the indirect expenses of investing in acquired funds. Please see the Fund’s most recent prospectus for details. Additional information pertaining to the Fund’s expense ratio as of September 30, 2011 can be found in the financial highlights. The investment performance reflects voluntary and contractual fee waivers. If such fee reductions had not occurred, the quoted performance would have been lower. The voluntary fee waivers may be discontinued at any time. The contractual fee waiver continues through August 1, 2012 and may be terminated thereafter.

Schedule of Portfolio Investments	Boston Trust Balanced Fund
September 30, 2011 (Unaudited)

Security Description	Shares	Fair Value ($)
COMMON STOCKS (69.5%)
Consumer Discretionary (6.6%)
Comcast Corp., Class A	100,000	2,090,000
Johnson Controls, Inc.	30,000	791,100
McDonald’s Corp.	30,000	2,634,600
NIKE, Inc., Class B	40,000	3,420,400
Omnicom Group, Inc.	30,000	1,105,200
Ross Stores, Inc.	50,000	3,934,500
Target Corp.	5,000	245,200
		14,221,000
Consumer Staples (10.2%)
Church & Dwight Co., Inc.	30,000	1,326,000
Costco Wholesale Corp.	35,000	2,874,200
Diageo PLC, Sponsored ADR	25,000	1,898,250
Kellogg Co.	25,000	1,329,750
McCormick & Co., Inc.	60,000	2,769,600
Nestle SA, Sponsored ADR	25,000	1,377,500
PepsiCo, Inc.	40,000	2,476,000
Procter & Gamble Co.	35,000	2,211,300
SYSCO Corp.	125,000	3,237,500
Walgreen Co.	70,000	2,302,300
		21,802,400
Energy (10.0%)
Apache Corp.	25,000	2,006,000
Chevron Corp.	50,000	4,626,000
ConocoPhillips	50,000	3,166,000
Denbury Resources, Inc.(a)	15,000	172,500
Devon Energy Corp.	16,000	887,040
Exxon Mobil Corp.	105,000	7,626,150
Schlumberger Ltd.	50,000	2,986,500
		21,470,190
Financials (6.9%)
Chubb Corp.	65,000	3,899,350
Cincinnati Financial Corp.	125,000	3,291,250
Comerica, Inc.	25,000	574,250
JPMorgan Chase & Co.	25,000	753,000
M&T Bank Corp.	10,000	699,000
Northern Trust Corp.	15,000	524,700
PNC Financial Services Group, Inc.	25,000	1,204,750
State Street Corp.	20,000	643,200
SunTrust Banks, Inc.	12,500	224,375
T. Rowe Price Group, Inc.	60,000	2,866,200
		14,680,075
Health Care (6.5%)
Becton, Dickinson & Co.	45,000	3,299,400
C.R. Bard, Inc.	32,500	2,845,050
DENTSPLY International, Inc.	60,000	1,841,400
Johnson & Johnson, Inc.	20,000	1,274,200
Medtronic, Inc.	40,000	1,329,600
Saint Jude Medical, Inc.	25,000	904,750
Stryker Corp.	25,000	1,178,250
Varian Medical Systems, Inc.(a)	25,000	1,304,000
		13,976,650
Industrials (13.1%)
3M Co.	25,000	1,794,750
Donaldson Co., Inc.	75,000	4,110,000
Emerson Electric Co.	75,000	3,098,250
Hubbell, Inc., Class B	42,500	2,105,450
Illinois Tool Works, Inc.	75,000	3,120,000
Precision Castparts Corp.	30,000	4,663,800
Rockwell Collins, Inc.	50,000	2,638,000
United Parcel Service, Inc., Class B	45,000	2,841,750
W.W. Grainger, Inc.	25,000	3,738,500
		28,110,500

	Shares or
	Principal
	Amount ($)
Information Technology (12.9%)
Accenture PLC, Class A	75,000	3,951,000
Apple, Inc.(a)	8,500	3,240,030
Automatic Data Processing, Inc.	75,000	3,536,250
EMC Corp.(a)	150,000	3,148,500
Intel Corp.	85,000	1,813,050
International Business Machines Corp.	30,000	5,250,900
Microsoft Corp.	125,000	3,111,250
Oracle Corp.	125,000	3,592,500
		27,643,480
Materials (3.3%)
Air Products & Chemicals, Inc.	25,000	1,909,250
AptarGroup, Inc.	40,000	1,786,800
Ecolab, Inc.	25,000	1,222,250
Sigma-Aldrich Corp.	35,000	2,162,650
		7,080,950
TOTAL COMMON STOCKS (Cost $107,288,742)		148,985,245

CORPORATE BONDS (4.1%)
Consumer Staples (0.3%)
Diageo Capital PLC, 5.50%, 9/30/16	500,000	574,889

Financials (2.9%)
American Express Bank FSB, BKNT, 6.00%, 9/13/17	200,000	225,193
American Express Co.
7.00%, 3/19/18	1,500,000	1,776,900
8.13%, 5/20/19	1,675,000	2,117,177
John Deere Capital Corp., Series D, 5.35%, 4/3/18	1,000,000	1,183,484
National Rural Utilities Cooperative Finance Corp., 10.38%, 11/1/18	500,000	719,408
Weyerhaeuser Co., 7.25%, 7/1/13	300,000	324,778
		6,346,940

Industrials (0.2%)
Emerson Electric Co., 5.13%, 12/1/16	300,000	347,401

Information Technology (0.4%)
Oracle Corp., 5.75%, 4/15/18	750,000	894,818

Telecommunication Services (0.3%)
AT&T, Inc., 5.63%, 6/15/16	500,000	570,618
TOTAL CORPORATE BONDS (Cost $7,348,362)		8,734,666

MUNICIPAL BONDS (3.3%)
Florida (0.7%)
Florida State Board of Education, Series A, GO, 4.75%, 1/1/20, Callable 1/1/12 @ 101	300,000	306,264
Florida State Board of Education, Series D, GO, 5.00%, 6/1/21, Callable 6/1/17 @ 101	1,000,000	1,143,730
		1,449,994
Illinois (0.7%)
Illinois State, GO, 5.00%, 4/1/24, Callable 4/1/17 @ 100	500,000	516,740
Illinois State, Series A
5.00%, 3/1/22, Callable 3/1/14 @ 100	750,000	774,487
5.00%, 6/1/29, Callable 12/1/16 @ 100	250,000	255,103
		1,546,330
Massachusetts (1.1%)
Massachusetts State Development Finance Agency Revenue, Series R-2, 5.00%, 7/1/28, Callable 7/1/20 @ 100	460,000	509,712

See Notes to Financial Statements

	Shares or
	Principal
Security Description	Amount ($)	Fair Value ($)
MUNICIPAL BONDS, CONTINUED
Massachusetts, continued
Massachusetts State Health & Educational Facilities Authority Revenue, Series A, 5.00%, 12/15/26, GO of Institution, Callable 12/15/19 @ 100	1,500,000	1,747,245
		2,256,957
Ohio (0.2%)
Ohio State, Series D, GO, 4.50%, 9/15/22, NATL-RE, Callable 3/15/16 @ 100	500,000	532,270

Washington (0.1%)
Washington State, Series C, GO, 5.00%, 2/1/26, Callable 2/1/19 @ 100	250,000	286,175

Wisconsin (0.5%)
Wisconsin State, Series C, GO, 5.00%, 5/1/25, Callable 5/1/18 @ 100	200,000	223,442
Wisconsin State, Series D, GO, 5.50%, 5/1/26, Callable 5/1/18 @ 100	750,000	862,515
		1,085,957
TOTAL MUNICIPAL BONDS (Cost $6,876,481)		7,157,683

U.S. GOVERNMENT & U.S. GOVERNMENT AGENCY OBLIGATIONS (20.0%)
Federal Farm Credit Bank
2.63%, 8/12/19	5,000,000	5,165,670
Federal Home Loan Bank
4.13%, 12/13/19	2,000,000	2,290,318
4.88%, 12/14/12	7,000,000	7,376,845
5.25%, 9/13/13	5,000,000	5,466,280
5.25%, 12/9/22	1,000,000	1,238,985
Government National Mortgage Association
6.00%, 10/15/36	1,089,843	1,216,572
U.S. Treasury Inflation Protected Bond
1.25%, 7/15/20	6,215,580	6,866,762
U.S. Treasury Note
2.38%, 6/30/18	12,500,000	13,298,825
TOTAL U.S. GOVERNMENT & U.S. GOVERNMENT AGENCY OBLIGATIONS (Cost $40,671,831)		42,920,257

INVESTMENT COMPANIES (2.0%)
State Street Institutional U.S. Government Money Market Fund, Investor Shares, 0.00%(b)	4,199,081	4,199,081
TOTAL INVESTMENT COMPANIES (Cost $4,199,081)		4,199,081

Total Investments (Cost $166,384,497)(c) — 98.9%		211,996,932
Other assets in excess of liabilities — 1.1%		2,445,332
NET ASSETS — 100.0%		$214,442,264

(a)	Non-income producing security.
(b)	Rate disclosed is the seven day yield as of September 30, 2011.
(c)	See Federal Tax Information listed in the Notes to the Financial Statements.
ADR	American Depositary Receipt
BKNT	Bank Note
FSB	Federal Savings Bank
GO	General Obligation
NATL-RE	Reinsured by National Public Finance Guarantee Corporation
PLC	Public Limited Company

See Notes to Financial Statements

Financial Statements	Boston Trust Balanced Fund

STATEMENT OF ASSETS AND LIABILITIES

September 30, 2011 (Unaudited)

Assets:
Investments, at fair value (cost $166,384,497)	$211,996,932
Interest and dividends receivable	776,939
Receivable for investments sold	1,544,811
Receivable for capital shares issued	304,390
Prepaid expenses and other assets	12,275
Total Assets	214,635,347
Liabilities:
Accrued expenses and other liabilities:
Investment adviser	159,051
Administration and accounting	4,282
Custodian	3,188
Transfer agent	1,389
Trustee	205
Other	24,968
Total Liabilities	193,083
Net Assets	$214,442,264
Composition of Net Assets:
Capital	$168,594,236
Accumulated net investment income	2,471,810
Accumulated net realized losses from investment transactions	(2,236,217)
Net unrealized appreciation from investments	45,612,435
Net Assets	$214,442,264
Shares outstanding (par value $0.01, unlimited number of shares authorized)	7,358,213
Net Asset Value, Offering Price and Redemption Price per share	$29.14

STATEMENT OF OPERATIONS

For the six months ended September 30, 2011 (Unaudited)

Investment Income:
Interest	$1,168,041
Dividends	1,661,479
Total Investment Income	2,829,520
Expenses:
Investment adviser	865,810
Administration and accounting	233,506
Trustee	5,087
Custodian	18,067
Transfer agency	7,834
Chief compliance officer	3,989
Recoupment of prior expenses reimbursed by the investment adviser	37,878
Other	60,580
Total expenses before fee reductions	1,232,751
Fees voluntarily reduced by the administrator	(82,325)
Net Expenses	1,150,426
Net Investment Income	1,679,094
Net Realized/Unrealized Gains (Losses) from Investments:
Net realized gains from investment transactions	52,640
Change in unrealized depreciation from investments	(19,579,287)
Net realized/unrealized losses from investments	(19,526,647)
Change in Net Assets Resulting from Operations	$(17,847,553)

See Notes to Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS

	For the six months ended September 30, 2011	For the year ended March 31, 2011
	(Unaudited)
Investment Activities:
Operations:
Net investment income	$1,679,094	$3,109,960
Net realized gains from investment transactions	52,640	286,430
Change in unrealized appreciation/depreciation from investments	(19,579,287)	20,040,206
Change in Net Assets Resulting from Operations	(17,847,553)	23,436,596
Dividends:
Net investment income	—	(3,144,788)
Change in Net Assets Resulting from Shareholder Dividends	—	(3,144,788)
Capital Share Transactions:
Proceeds from shares issued	6,470,757	26,295,763
Dividends reinvested	—	2,969,891
Cost of shares redeemed	(7,409,101)	(16,640,819)
Change in Net Assets Resulting from Capital Share Transactions	(938,344)	12,624,835
Change in Net Assets	(18,785,897)	32,916,643
Net Assets:
Beginning of period	233,228,161	200,311,518
End of period	$214,442,264	$233,228,161
Share Transactions:
Issued	207,227	877,206
Reinvested	—	99,062
Redeemed	(239,879)	(568,537)
Change in Shares	(32,652)	407,731
Accumulated net investment income	$2,471,810	$792,716

Amounts designated as “—” are $0 or have been rounded to $0.

See Notes to Financial Statements

FINANCIAL HIGHLIGHTS

Selected data for a share outstanding throughout the periods indicated.

	For the six months ended September 30, 2011		For the year ended March 31, 2011		For the year ended March 31, 2010		For the year ended March 31, 2009		For the year ended March 31, 2008		For the year ended March 31, 2007
	(Unaudited)
Net Asset Value, Beginning of Period	$31.56		$28.69		$23.33		$30.31		$29.87		$29.11
Investment Activities:
Net investment income	0.23		0.44		0.47		0.49	(a)	0.46		0.46
Net realized and unrealized gains (losses) from investment transactions	(2.65)		2.88		5.36		(6.11)		1.42		2.13
Total from Investment Activities	(2.42)		3.32		5.83		(5.62)		1.88		2.59
Dividends:
Net investment income	—		(0.45)		(0.47)		(0.52)		(0.45)		(0.43)
Net realized gains from investments	—		—		—		(0.84)		(0.99)		(1.40)
Total dividends	—		(0.45)		(0.47)		(1.36)		(1.44)		(1.83)
Net Asset Value, End of Period	$29.14		$31.56		$28.69		$23.33		$30.31		$29.87
Total Return	(7.67	)%(b)	11.65%		25.08%		(18.68)%		6.06%		8.98%
Ratios/Supplemental Data:
Net assets at end of period (000’s)	$214,442		$233,228		$200,312		$148,401		$183,314		$170,307
Ratio of net expenses to average net assets	1.00	%(c)	1.00%		1.00%		1.00%		1.00%		1.00%
Ratio of net investment income to average net assets	1.46	%(c)	1.50%		1.84%		1.80%		1.46%		1.50%
Ratio of expenses (before fee reductions) to average net assets	1.07	%(c)(d)	1.07	%(d)	1.08	%(d)	1.08	%(d)	1.08	%(d)	1.07	%(d)
Portfolio turnover rate	11.32	%(b)	15.76%		12.90%		21.30%		33.49%		37.24%

Amounts designated as “—” are $0 or have been rounded to $0.

(a)       Calculated using the average shares method.

(b)       Not annualized for periods less than one year.

(c)       Annualized for periods less than one year.

(d)       During the period, certain fees were reduced. If such fee reductions had not occurred, the ratio would have been as indicated.

See Notes to Financial Statements

Schedule of Portfolio Investments	Boston Trust Equity Fund
September 30, 2011 (Unaudited)

Security Description	Shares	Fair Value ($)

COMMON STOCKS (98.3%)
Consumer Discretionary (9.5%)
Comcast Corp., Class A	45,000	940,500
Johnson Controls, Inc.	18,000	474,660
McDonald’s Corp.	17,500	1,536,850
NIKE, Inc., Class B	7,500	641,325
Omnicom Group, Inc.	20,000	736,800
Ross Stores, Inc.	12,500	983,625
		5,313,760
Consumer Staples (12.7%)
Church & Dwight Co., Inc.	15,000	663,000
Costco Wholesale Corp.	15,000	1,231,800
Diageo PLC, Sponsored ADR	12,500	949,125
Kellogg Co.	5,000	265,950
McCormick & Co., Inc.	10,000	461,600
Nestle SA, Sponsored ADR	5,000	275,500
PepsiCo, Inc.	12,500	773,750
Procter & Gamble Co.	12,500	789,750
SYSCO Corp.	40,000	1,036,000
Walgreen Co.	20,000	657,800
		7,104,275
Energy (14.1%)
Apache Corp.	12,000	962,880
Chevron Corp.	16,000	1,480,320
ConocoPhillips	20,000	1,266,400
Denbury Resources, Inc.(a)	5,000	57,500
Devon Energy Corp.	7,000	388,080
Exxon Mobil Corp.	35,000	2,542,050
Schlumberger Ltd.	20,000	1,194,600
		7,891,830
Financials (10.6%)
Chubb Corp.	22,000	1,319,780
Cincinnati Financial Corp.	45,000	1,184,850
Comerica, Inc.	10,000	229,700
JPMorgan Chase & Co.	10,000	301,200
M&T Bank Corp.	5,000	349,500
Northern Trust Corp.	5,000	174,900
PNC Financial Services Group, Inc.	12,500	602,375
State Street Corp.	7,500	241,200
SunTrust Banks, Inc.	5,000	89,750
T. Rowe Price Group, Inc.	30,000	1,433,100
		5,926,355
Health Care (9.4%)
Becton, Dickinson & Co.	17,000	1,246,440
C.R. Bard, Inc.	12,500	1,094,250
DENTSPLY International, Inc.	30,000	920,700
Johnson & Johnson, Inc.	2,500	159,275
Medtronic, Inc.	15,000	498,600
Saint Jude Medical, Inc.	10,000	361,900
Stryker Corp.	10,000	471,300
Varian Medical Systems, Inc.(a)	10,000	521,600
		5,274,065
Industrials (18.9%)
3M Co.	7,000	502,530
Donaldson Co., Inc.	25,000	1,370,000
Emerson Electric Co.	35,000	1,445,850
Hubbell, Inc., Class B	10,000	495,400
Illinois Tool Works, Inc.	30,000	1,248,000
Precision Castparts Corp.	15,000	2,331,900
Rockwell Collins, Inc.	15,000	791,400
United Parcel Service, Inc., Class B	10,000	631,500
W.W. Grainger, Inc.	11,500	1,719,710
		10,536,290
Information Technology (17.1%)
Accenture PLC, Class A	25,000	1,317,000
Apple, Inc.(a)	3,000	1,143,540
Automatic Data Processing, Inc.	25,000	1,178,750
EMC Corp.(a)	60,000	1,259,400
Intel Corp.	30,000	639,900
International Business Machines Corp.	10,000	1,750,300
Microsoft Corp.	45,000	1,120,050
Oracle Corp.	40,000	1,149,600
		9,558,540
Materials (6.0%)
Air Products & Chemicals, Inc.	10,000	763,700
AptarGroup, Inc.	15,000	670,050
Ecolab, Inc.	14,000	684,460
Sigma-Aldrich Corp.	20,000	1,235,800
		3,354,010
TOTAL COMMON STOCKS (Cost $37,489,498)		54,959,125

INVESTMENT COMPANIES (0.5%)
State Street Institutional U.S. Government Money Market Fund, Investor Shares, 0.00%(b)	266,492	266,492
TOTAL INVESTMENT COMPANIES (Cost $266,492)		266,492

Total Investments (Cost $37,755,990)(c) — 98.8%		55,225,617
Other assets in excess of liabilities — 1.2%		642,697
NET ASSETS — 100.0%		$55,868,314

(a)	Non-income producing security.
(b)	Rate disclosed is the seven day yield as of September 30, 2011.
(c)	See Federal Tax Information listed in the Notes to the Financial Statements.
ADR	American Depositary Receipt
PLC	Public Limited Company

See Notes to Financial Statements

Financial Statements	Boston Trust Equity Fund

STATEMENT OF ASSETS AND LIABILITIES

September 30, 2011 (Unaudited)

Assets:
Investments, at fair value (cost $37,755,990)	$55,225,617
Dividends receivable	105,683
Receivable for investments sold	725,865
Prepaid expenses and other assets	3,682
Total Assets	56,060,847
Liabilities:
Payable for investments purchased	143,597
Accrued expenses and other liabilities:
Investment adviser	37,013
Administration and accounting	1,138
Custodian	1,140
Transfer agent	1,561
Trustee	60
Other	8,024
Total Liabilities	192,533
Net Assets	$55,868,314
Composition of Net Assets:
Capital	$41,257,441
Accumulated net investment income	414,369
Accumulated net realized losses from investment transactions	(3,273,124)
Net unrealized appreciation from investments	17,469,628
Net Assets	$55,868,314
Shares outstanding (par value $0.01, unlimited number of shares authorized)	4,426,547
Net Asset Value, Offering Price and Redemption Price per share	$12.62

STATEMENT OF OPERATIONS

For the six months ended September 30, 2011 (Unaudited)

Investment Income:
Dividends	$592,704
Total Investment Income	592,704
Expenses:
Investment adviser	233,346
Administration and accounting	63,662
Trustee	1,354
Custodian	5,721
Transfer agency	7,790
Chief compliance officer	1,054
Recoupment of prior expenses reimbursed by the investment adviser	3,208
Other	16,164
Total expenses before fee reductions	332,299
Fees voluntarily reduced by the administrator	(22,194)
Net Expenses	310,105
Net Investment Income	282,599
Net Realized/Unrealized Gains (Losses) from Investments:
Net realized losses from investment transactions	(224,639)
Change in unrealized depreciation from investments	(8,257,395)
Net realized/unrealized losses from investments	(8,482,034)
Change in Net Assets Resulting from Operations	$(8,199,435)

See Notes to Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS

	For the six months ended September 30, 2011	For the year ended March 31, 2011
	(Unaudited)
Investment Activities:
Operations:
Net investment income	$282,599	$472,097
Net realized gains (losses) from investment transactions	(224,639)	242,815
Change in unrealized appreciation/depreciation from investments	(8,257,395)	7,726,327
Change in Net Assets Resulting from Operations	(8,199,435)	8,441,239
Dividends:
Net investment income	—	(457,037)
Change in Net Assets Resulting from Shareholder Dividends	—	(457,037)
Capital Share Transactions:
Proceeds from shares issued	3,008,436	3,647,169
Dividends reinvested	—	404,313
Cost of shares redeemed	(2,404,127)	(2,155,592)
Change in Net Assets Resulting from Capital Share Transactions	604,309	1,895,890
Change in Net Assets	(7,595,126)	9,880,092
Net Assets:
Beginning of period	63,463,440	53,583,348
End of period	$55,868,314	$63,463,440
Share Transactions:
Issued	211,309	282,284
Reinvested	—	29,971
Redeemed	(172,870)	(168,962)
Change in Shares	38,439	143,293
Accumulated net investment income	$414,369	$131,770

Amounts designated as “—” are $0 or have been rounded to $0.

See Notes to Financial Statements

FINANCIAL HIGHLIGHTS

Selected data for a share outstanding throughout the periods indicated.

	For the six months ended September 30, 2011		For the year ended March 31, 2011		For the year ended March 31, 2010		For the year ended March 31, 2009		For the year ended March 31, 2008		For the year ended March 31, 2007
	(Unaudited)
Net Asset Value, Beginning of Period	$14.46		$12.62		$8.77		$13.17		$13.17		$12.39
Investment Activities:
Net investment income	0.06		0.11		0.10		0.10	(a)	0.08		0.09
Net realized and unrealized gains (losses) from investment transactions	(1.90)		1.84		3.85		(4.40)		0.30		1.04
Total from Investment Activities	(1.84)		1.95		3.95		(4.30)		0.38		1.13
Dividends:
Net investment income	—		(0.11)		(0.10)		(0.10)		(0.08)		(0.08)
Net realized gains from investments	—		—		—		—		(0.30)		(0.27)
Total dividends	—		(0.11)		(0.10)		(0.10)		(0.38)		(0.35)
Net Asset Value, End of Period	$12.62		$14.46		$12.62		$8.77		$13.17		$13.17
Total Return	(12.72	)%(b)	15.48%		45.13%		(32.73)%		2.59%		9.20%
Ratios/Supplemental Data:
Net assets at end of period (000’s)	$55,868		$63,463		$53,583		$38,699		$65,050		$59,884
Ratio of net expenses to average net assets	1.00	%(c)	1.00%		1.00%		1.00%		1.00%		1.00%
Ratio of net investment income to average net assets	0.91	%(c)	0.85%		0.92%		0.86%		0.55%		0.71%
Ratio of expenses (before fee reductions) to average net assets	1.07	%(c)(d)	1.09	%(d)	1.11	%(d)	1.10	%(d)	1.10	%(d)	1.11	%(d)
Portfolio turnover rate	6.05	%(b)	14.31%		19.90%		28.85%		23.53%		21.48%

Amounts designated as “—” are $0 or have been rounded to $0.

(a)       Calculated using the average shares method.

(b)       Not annualized for periods less than one year.

(c)       Annualized for periods less than one year.

(d)       During the period, certain fees were reduced. If such fee reductions had not occurred, the ratio would have been as indicated.

See Notes to Financial Statements

Boston Trust Midcap Fund
Schedule of Portfolio Investments	September 30, 2011 (Unaudited)

Security Description	Shares	Fair Value ($)

COMMON STOCKS (98.8%)
Consumer Discretionary (13.9%)
Advance Auto Parts, Inc.	4,850	281,785
Autoliv, Inc.	8,030	389,455
Cablevision Systems Corp., Class A	16,925	266,230
Family Dollar Stores, Inc.	6,000	305,160
Gentex Corp.	10,050	241,703
Guess?, Inc.	8,500	242,165
Hasbro, Inc.	9,250	301,642
O’Reilly Automotive, Inc.(a)	5,700	379,791
Omnicom Group, Inc.	7,750	285,510
Ross Stores, Inc.	7,200	566,568
		3,260,009
Consumer Staples (7.7%)
Brown-Forman Corp., Class B	6,375	447,143
Campbell Soup Co.	6,000	194,220
Church & Dwight Co., Inc.	14,000	618,800
McCormick & Co., Inc.	11,700	540,072
		1,800,235
Energy (8.2%)
Cabot Oil & Gas Corp.	3,600	222,876
Core Laboratories NV	4,000	359,320
Denbury Resources, Inc.(a)	25,925	298,137
Energen Corp.	4,000	163,560
FMC Technologies, Inc.(a)	11,150	419,240
Murphy Oil Corp.	6,500	287,040
Oceaneering International, Inc.	5,000	176,700
		1,926,873
Financials (15.3%)
Bank of Hawaii Corp.	4,950	180,180
Cincinnati Financial Corp.	14,905	392,449
Comerica, Inc.	11,775	270,472
Commerce Bancshares, Inc.	6,893	239,532
Digital Realty Trust, Inc.	4,300	237,188
East West Bancorp, Inc.	12,500	186,375
IntercontinentalExchange, Inc.(a)	2,500	295,650
Jones Lang LaSalle, Inc.	1,675	86,782
M&T Bank Corp.	3,650	255,135
Morningstar, Inc.	5,875	331,585
Northern Trust Corp.	9,500	332,310
SEI Investments Co.	14,000	215,320
T. Rowe Price Group, Inc.	9,000	429,930
TD Ameritrade Holding Corp.	10,025	147,417
		3,600,325
Health Care (13.7%)
C.R. Bard, Inc.	5,850	512,109
DENTSPLY International, Inc.	12,750	391,297
Gen-Probe, Inc.(a)	4,200	240,450
IDEXX Laboratories, Inc.(a)	2,650	182,771
Laboratory Corp. of America Holdings(a)	2,750	217,388
Mettler-Toledo International, Inc.(a)	3,000	419,880
Patterson Cos., Inc.	7,650	219,019
ResMed, Inc.(a)	8,900	256,231
Techne Corp.	2,700	183,627
Varian Medical Systems, Inc.(a)	4,200	219,072
Waters Corp.(a)	5,000	377,450
		3,219,294
Industrials (15.4%)
AMETEK, Inc.	11,750	387,397
C.H. Robinson Worldwide, Inc.	4,150	284,151
CLARCOR, Inc.	6,950	287,591
Donaldson Co., Inc.	10,000	548,000
Expeditors International of Washington, Inc.	5,200	210,860
IDEX Corp.	5,300	165,148
L-3 Communications Holdings, Inc.	3,000	185,910
Lincoln Electric Holdings, Inc.	15,000	435,150
Rockwell Collins, Inc.	9,000	474,840
W.W. Grainger, Inc.	4,225	631,806
		3,610,853
Information Technology (14.5%)
Amdocs Ltd.(a)	9,000	244,080
BMC Software, Inc.(a)	12,200	470,432
Check Point Software Technologies Ltd.(a)	9,000	474,840
Citrix Systems, Inc.(a)	6,200	338,086
F5 Networks, Inc.(a)	3,200	227,360
FactSet Research Systems, Inc.	2,600	231,322
Fiserv, Inc.(a)	3,250	165,003
NetApp, Inc.(a)	5,725	194,306
Paychex, Inc.	5,700	150,309
Polycom, Inc.(a)	11,000	202,070
Riverbed Technology, Inc.(a)	6,200	123,752
Teradata Corp.(a)	11,000	588,830
		3,410,390
Materials (5.7%)
AptarGroup, Inc.	10,600	473,502
Ecolab, Inc.	6,225	304,340
Sigma-Aldrich Corp.	9,275	573,103
		1,350,945
Telecommunication Services (0.9%)
NII Holdings, Inc.(a)	8,050	216,948

Utilities (3.5%)
AGL Resources, Inc.	6,150	250,551
NSTAR	4,700	210,607
Questar Corp.	20,000	354,200
		815,358
TOTAL COMMON STOCKS (Cost $19,980,178)		23,211,230

INVESTMENT COMPANIES (0.9%)
State Street Institutional U.S. Government Money
Market Fund, Investor Shares, 0.00%(b)	218,455	218,455
TOTAL INVESTMENT COMPANIES (Cost $218,455)		218,455

Total Investments (Cost $20,198,633)(c) — 99.7%		23,429,685
Other assets in excess of liabilities — 0.3%		82,287
NET ASSETS — 100.0%		$23,511,972

(a)   Non-income producing security.

(b)   Rate disclosed is the seven day yield as of September 30, 2011.

(c)   See Federal Tax Information listed in the Notes to the Financial Statements.

See Notes to Financial Statements

Financial Statements	Boston Trust Midcap Fund

STATEMENT OF ASSETS AND LIABILITIES

September 30, 2011 (Unaudited)

Assets:
Investments, at fair value (cost $20,198,633)	$23,429,685
Dividends receivable	20,441
Receivable for capital shares issued	72,300
Prepaid expenses and other assets	4,734
Total Assets	23,527,160
Liabilities:
Accrued expenses and other liabilities:
Investment adviser	12,320
Administration and accounting	471
Custodian	290
Transfer agent	809
Trustee	8
Other	1,290
Total Liabilities	15,188
Net Assets	$23,511,972
Composition of Net Assets:
Capital	$19,347,293
Accumulated net investment income	43,846
Accumulated net realized gains from investment transactions	889,781
Net unrealized appreciation from investments	3,231,052
Net Assets	$23,511,972
Shares outstanding (par value $0.01, unlimited number of shares authorized)	2,316,521
Net Asset Value, Offering Price and Redemption Price per share	$10.15

STATEMENT OF OPERATIONS

For the six months ended September 30, 2011 (Unaudited)

Investment Income:
Dividends	$166,436
Foreign tax withholding	(300)
Total Investment Income	166,136
Expenses:
Investment adviser	99,804
Administration and accounting	28,287
Trustee	643
Custodian	4,765
Transfer agency	13,583
Chief compliance officer	501
Other	9,159
Total expenses before fee reductions	156,742
Fees voluntarily reduced by the administrator	(9,494)
Fees contractually reduced by the investment adviser	(14,628)
Net Expenses	132,620
Net Investment Income	33,516
Net Realized/Unrealized Gains (Losses) from Investments:
Net realized gains from investment transactions	402,949
Change in unrealized depreciation from investments	(4,626,534)
Net realized/unrealized losses from investments	(4,223,585)
Change in Net Assets Resulting from Operations	$(4,190,069)

See Notes to Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS

	For the six months ended September 30, 2011	For the year ended March 31, 2011
	(Unaudited)
Investment Activities:
Operations:
Net investment income	$33,516	$50,708
Net realized gains from investment transactions	402,949	1,174,341
Change in unrealized appreciation/depreciation from investments	(4,626,534)	4,206,917
Change in Net Assets Resulting from Operations	(4,190,069)	5,431,966
Dividends:
Net investment income	—	(43,671)
Net realized gains from investment transactions	—	(407,930)
Change in Net Assets Resulting from Shareholder Dividends	—	(451,601)
Capital Share Transactions:
Proceeds from shares issued	840,927	5,926,173
Dividends reinvested	—	394,901
Cost of shares redeemed	(414,405)	(334,592)
Change in Net Assets Resulting from Capital Share Transactions	426,522	5,986,482
Change in Net Assets	(3,763,547)	10,966,847
Net Assets:
Beginning of period	27,275,519	16,308,672
End of period	$23,511,972	$27,275,519
Share Transactions:
Issued	73,751	549,194
Reinvested	—	35,545
Redeemed	(36,855)	(32,572)
Change in Shares	36,896	552,167
Accumulated net investment income	$43,846	$10,330

Amounts designated as “—” are $0 or have been rounded to $0.

See Notes to Financial Statements

FINANCIAL HIGHLIGHTS

Selected data for a share outstanding throughout the periods indicated.

	For the six months ended September 30, 2011		For the year ended March 31, 2011		For the year ended March 31, 2010		For the year ended March 31, 2009		For the period ended March 31, 2008(a)
	(Unaudited)
Net Asset Value, Beginning of Period	$11.96		$9.44		$6.08		$9.23		$10.00
Investment Activities:
Net investment income	0.02		0.02		0.02		0.02	(b)	0.01
Net realized and unrealized gains (losses) from investment transactions	(1.83)		2.73		3.36		(3.07)		(0.71)
Total from Investment Activities	(1.81)		2.75		3.38		(3.05)		(0.70)
Dividends:
Net investment income	—		(0.02)		(0.02)		(0.02)		—	(c)
Net realized gains from investments	—		(0.21)		—		(0.08)		(0.07)
Total dividends	—		(0.23)		(0.02)		(0.10)		(0.07)
Net Asset Value, End of Period	$10.15		$11.96		$9.44		$6.08		$9.23
Total Return	(15.13	)%(d)	29.32%		55.68%		(33.03)%		(7.05	)%(d)
Ratios/Supplemental Data:
Net assets at end of period (000’s)	$23,512		$27,276		$16,309		$8,019		$13,433
Ratio of net expenses to average net assets	1.00	%(e)	1.00%		1.00%		1.00%		1.00	%(e)
Ratio of net investment income to average net assets	0.25	%(e)	0.25%		0.26%		0.24%		0.29	%(e)
Ratio of expenses (before fee reductions) to average net assets	1.18	%(e)(f)	1.20	%(f)	1.32	%(f)	1.48	%(f)	1.58	%(e)(f)
Portfolio turnover rate	8.29	%(d)	18.58%		26.44%		22.93%		17.87	%(d)

Amounts designated as “—” are $0 or have been rounded to $0.

(a)    Commenced operations on September 24, 2007.

(b)    Calculated using the average shares method.

(c)    Less than $0.005 per share.

(d)    Not annualized for periods less than one year.

(e)    Annualized for periods less than one year.

(f)    During the period, certain fees were reduced. If such fee reductions had not occurred, the ratio would have been as indicated.

See Notes to Financial Statements

Boston Trust Small Cap Fund
Schedule of Portfolio Investments	September 30, 2011 (Unaudited)

Security Description	Shares	Fair Value ($)

COMMON STOCKS (99.2%)
Consumer Discretionary (11.7%)
Ambassadors Group, Inc.	10,990	62,973
Amerigon, Inc.(a)	136,400	1,736,372
Fuel Systems Solutions, Inc.(a)	123,200	2,366,672
Hibbett Sports, Inc.(a)	87,500	2,965,375
John Wiley & Sons, Inc., Class A	103,875	4,614,127
K12, Inc.(a)	65,900	1,677,814
Life Time Fitness, Inc.(a)	39,800	1,466,630
LKQ Corp.(a)	45,225	1,092,636
NutriSystem, Inc.	102,100	1,236,431
Select Comfort Corp.(a)	270,900	3,784,473
SodaStream International Ltd.(a)	28,900	955,145
The Men’s Wearhouse, Inc.	55,200	1,439,616
Under Armour, Inc., Class A(a)	17,475	1,160,515
Universal Technical Institute, Inc.(a)	112,600	1,530,234
Wolverine World Wide, Inc.	31,600	1,050,700
		27,139,713
Consumer Staples (4.2%)
Darling International, Inc.(a)	101,500	1,277,885
Hain Celestial Group, Inc.(a)	56,700	1,732,185
Lifeway Foods, Inc.(a)	70,000	746,900
Nutraceutical International Corp.(a)	44,100	563,598
The Fresh Market, Inc.(a)	35,700	1,362,312
United Natural Foods, Inc.(a)	113,000	4,185,520
		9,868,400
Energy (4.9%)
CARBO Ceramics, Inc.	46,600	4,777,898
Lufkin Industries, Inc.	53,800	2,862,698
Natural Gas Services Group(a)	75,800	972,514
OYO Geospace Corp.(a)	22,500	1,266,525
Tesco Corp.(a)	123,200	1,429,120
		11,308,755
Financials (20.8%)
Bank of Hawaii Corp.	121,700	4,429,880
Corporate Office Properties Trust	105,300	2,293,434
Dime Community Bancshares	195,000	1,975,350
DuPont Fabros Technology, Inc.	131,600	2,591,204
East West Bancorp, Inc.	209,900	3,129,609
eHealth, Inc.(a)	185,200	2,529,832
Financial Engines, Inc.(a)	55,000	996,050
Green Dot Corp., Class A(a)	70,600	2,211,192
Horace Mann Educators Corp.	160,100	1,826,741
Independent Bank Corp.	93,800	2,039,212
Investment Technology Group, Inc.(a)	149,600	1,464,584
Jones Lang LaSalle, Inc.	41,100	2,129,391
MarketAxess Holdings, Inc.	59,700	1,553,394
Ocwen Financial Corp.(a)	199,900	2,640,679
Orrstown Financial Services, Inc.	23,283	299,187
Signature Bank(a)	86,900	4,147,737
Southside Bancshares, Inc.	70,000	1,260,700
TCF Financial Corp.	236,600	2,167,256
Texas Capital Bancshares, Inc.(a)	88,900	2,031,365
UMB Financial Corp.	110,600	3,548,048
Umpqua Holdings Corp.	364,400	3,203,076
		48,467,921
Health Care (13.9%)
Bruker Corp.(a)	273,700	3,703,161
Cantel Medical Corp.	56,700	1,197,504
Computer Programs & Systems, Inc.	25,200	1,666,980
Gen-Probe, Inc.(a)	33,200	1,900,700
ICU Medical, Inc.(a)	54,700	2,012,960
Landauer, Inc.	58,300	2,888,182
Meridian Bioscience, Inc.	183,200	2,883,568
Neogen Corp.(a)	119,600	4,152,512
Quality Systems, Inc.	63,600	6,169,200
West Pharmaceutical Services, Inc.	103,200	3,828,720
ZOLL Medical Corp.(a)	50,500	1,905,870
		32,309,357
Industrials (16.3%)
American Science & Engineering, Inc.	48,000	2,930,400
Apogee Enterprises, Inc.	135,100	1,160,509
CLARCOR, Inc.	132,500	5,482,850
ESCO Technologies, Inc.	39,800	1,014,900
Fuel-Tech, Inc.(a)	165,900	965,538
Genesee & Wyoming, Inc., Class A(a)	109,300	5,084,636
Herman Miller, Inc.	49,200	878,712
Hub Group, Inc., Class A(a)	39,800	1,125,146
II-VI, Inc.(a)	53,200	931,000
Layne Christensen Co.(a)	35,700	824,670
Lindsay Manufacturing Co.	46,900	2,523,220
Met-Pro Corp.	9,875	84,727
Middleby Corp.(a)	42,000	2,959,320
Simpson Manufacturing Co., Inc.	95,800	2,388,294
Team, Inc.(a)	125,000	2,622,500
Wabtec Corp.	89,600	4,737,152
Watts Water Technologies, Inc., Class A	86,200	2,297,230
		38,010,804
Information Technology (19.2%)
Blackbaud, Inc.	95,800	2,133,466
Bottomline Technologies, Inc.(a)	107,200	2,159,008
Ceragon Networks Ltd.(a)	177,100	1,691,305
Coherent, Inc.(a)	42,000	1,804,320
CommVault Systems, Inc.(a)	92,800	3,439,168
GT Advanced Technologies, Inc.(a)	143,500	1,007,370
InterDigital, Inc.	64,600	3,009,068
Itron, Inc.(a)	16,100	474,950
J2 Global Communications, Inc.	161,200	4,336,280
Liquidity Services, Inc.(a)	144,800	4,643,736
National Instruments Corp.	104,900	2,398,014
Net 1 UEPS Technologies, Inc.(a)	159,500	1,036,750
NIC, Inc.	154,600	1,770,170
Plantronics, Inc.	155,900	4,435,355
Power Integrations, Inc.	124,800	3,820,128
Sapient Corp.	366,300	3,714,282
Wright Express Corp.(a)	76,600	2,913,864
		44,787,234
Materials (4.2%)
Calgon Carbon Corp.(a)	163,600	2,383,652
Commercial Metals Co.	172,900	1,644,279
Kraton Performance Polymers, Inc.(a)	54,800	886,664
Minerals Technologies, Inc.	44,800	2,207,296
Quaker Chemical Corp.	76,300	1,977,696
STR Holdings, Inc.(a)	77,700	630,147
		9,729,734
Utilities (4.0%)
American States Water Co.	32,600	1,106,118
New Jersey Resources Corp.	105,400	4,486,878
South Jersey Industries, Inc.	73,800	3,671,550
		9,264,546
TOTAL COMMON STOCKS (Cost $243,006,950)		230,886,464

INVESTMENT COMPANIES (0.2%)
State Street Institutional U.S. Government Money
Market Fund, Investor Shares, 0.00%(b)	480,783	480,783
TOTAL INVESTMENT COMPANIES (Cost $480,783)		480,783

Total Investments (Cost $243,487,733)(c) — 99.4%		231,367,247
Other assets in excess of liabilities — 0.6%		1,394,380
NET ASSETS — 100.0%		$232,761,627

(a)   Non-income producing security.

(b)   Rate disclosed is the seven day yield as of September 30, 2011.

(c)   See Federal Tax Information listed in the Notes to the Financial Statements.

See Notes to Financial Statements

Financial Statements	Boston Trust Small Cap Fund

STATEMENT OF ASSETS AND LIABILITIES

September 30, 2011 (Unaudited)

Assets:
Investments, at fair value (cost $243,487,733)	$231,367,247
Dividends receivable	247,821
Receivable for investments sold	1,111,549
Receivable for capital shares issued	161,141
Prepaid expenses and other assets	25,825
Total Assets	232,913,583
Liabilities:
Accrued expenses and other liabilities:
Investment adviser	136,016
Administration and accounting	4,513
Custodian	1,194
Transfer agent	2,303
Trustee	54
Other	7,876
Total Liabilities	151,956
Net Assets	$232,761,627
Composition of Net Assets:
Capital	$225,350,962
Accumulated net investment income	140,769
Accumulated net realized gains from investment transactions	19,390,382
Net unrealized depreciation from investments	(12,120,486)
Net Assets	$232,761,627
Shares outstanding (par value $0.01, unlimited number of shares authorized)	20,679,967
Net Asset Value, Offering Price and Redemption Price per share	$11.26

STATEMENT OF OPERATIONS

For the six months ended September 30, 2011 (Unaudited)

Investment Income:
Dividends	$1,478,643
Total Investment Income	1,478,643
Expenses:
Investment adviser	1,006,737
Administration and accounting	270,192
Trustee	6,038
Custodian	29,262
Transfer agency	55,246
Chief compliance officer	4,752
Other	80,367
Total expenses before fee reductions	1,452,594
Fees voluntarily reduced by the administrator	(95,830)
Fees contractually reduced by the investment adviser	(18,890)
Net Expenses	1,337,874
Net Investment Income	140,769
Net Realized/Unrealized Gains (Losses) from Investments:
Net realized gains from investment transactions	2,480,079
Change in unrealized appreciation/depreciation from investments	(60,376,529)
Net realized/unrealized losses from investments	(57,896,450)
Change in Net Assets Resulting From Operations	$(57,755,681)

See Notes to Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS

	For the six months ended September 30, 2011	For the year ended March 31, 2011
	(Unaudited)
Investment Activities:
Operations:
Net investment income	$140,769	$284,522
Net realized gains from investment transactions	2,480,079	21,136,670
Change in unrealized appreciation/depreciation from investments	(60,376,529)	26,567,497
Change in Net Assets Resulting from Operations	(57,755,681)	47,988,689
Dividends:
Net investment income	—	(443,395)
Net realized gains from investment transactions	—	(6,460,550)
Change in Net Assets Resulting from Shareholder Dividends	—	(6,903,945)
Capital Share Transactions:
Proceeds from shares issued	46,848,144	105,562,125
Dividends reinvested	—	6,342,014
Cost of shares redeemed	(24,568,225)	(18,262,910)
Change in Net Assets Resulting from Capital Share Transactions	22,279,919	93,641,229
Change in Net Assets	(35,475,762)	134,725,973
Net Assets:
Beginning of period	268,237,389	133,511,416
End of period	$232,761,627	$268,237,389
Share Transactions:
Issued	3,553,172	8,594,889
Reinvested	—	495,857
Redeemed	(2,035,224)	(1,517,825)
Change in Shares	1,517,948	7,572,921
Accumulated net investment income	$140,769	$—

Amounts designated as “—” are $0 or have been rounded to $0.

See Notes to Financial Statements

FINANCIAL HIGHLIGHTS

Selected data for a share outstanding throughout the periods indicated.

	For the six months ended September 30, 2011		For the year ended March 31, 2011		For the year ended March 31, 2010		For the year ended March 31, 2009		For the year ended March 31, 2008		For the year ended March 31, 2007
	(Unaudited)
Net Asset Value, Beginning of Period	$14.00		$11.52		$7.21		$10.92		$11.55		$10.94
Investment Activities:
Net investment income (loss)	0.01		0.02		0.02		0.02	(a)	0.03		(0.01)
Net realized and unrealized gains (losses) from investment transactions	(2.75)		2.91		4.31		(3.64)		(0.14)		0.85
Total from Investment Activities	(2.74)		2.93		4.33		(3.62)		(0.11)		0.84
Dividends:
Net investment income	—		(0.03)		(0.02)		(0.02)		(0.02)		—
Net realized gains from investments	—		(0.42)		—		(0.07)		(0.50)		(0.23)
Total dividends	—		(0.45)		(0.02)		(0.09)		(0.52)		(0.23)
Net Asset Value, End of Period	$11.26		$14.00		$11.52		$7.21		$10.92		$11.55
Total Return	(19.57	)%(b)	25.78%		60.01%		(33.24)%		(1.21)%		7.75%
Ratios/Supplemental Data:
Net assets at end of period (000’s)	$232,762		$268,237		$133,511		$25,504		$30,423		$20,679
Ratio of net expenses to average net assets	1.00	%(c)	1.00%		1.00%		1.10%		1.08%		1.25%
Ratio of net investment income (loss) to average net assets	0.10	%(c)	0.15%		0.26%		0.21%		0.25%		(0.13)%
Ratio of expenses (before fee reductions) to average net assets	1.08	%(c)(d)	1.12	%(d)	1.14	%(d)	1.18	%(d)	1.14	%(d)	1.43	%(d)
Portfolio turnover rate	17.01	%(b)	35.54%		26.68%		21.28%		19.53%		10.18%

Amounts designated as “—” are $0 or have been rounded to $0.

(a)       Calculated using the average shares method.

(b)       Not annualized for periods less than one year.

(c)       Annualized for periods less than one year.

(d)       During the period, certain fees were reduced. If such fee reductions had not occurred, the ratio would have been as indicated.

See Notes to Financial Statements

Environmental, Social and Governance Research and Action Update (Unaudited)

The turbulent financial markets of recent months have not diminished Walden’s successful efforts to strengthen corporate environmental, social and governance (ESG) performance through shareholder engagement and public policy advocacy. We believe that effective management of long-term ESG risks and opportunities enables companies to better weather such periods of increased economic uncertainty. Hence, we are pleased to be able to report on new and continuing initiatives, many of which demonstrate substantial progress toward more sustainable business policies and practices.

Political Expenditures and Lobbying

Get ready: The near constant barrage of political punditry, polling and campaigning that already envelops us is about to get worse. Electioneering in 2012 is expected to shatter previous records thanks in part to the U.S. Supreme Court’s Citizens United decision effectively allowing unlimited corporate money in politics. To address this trend, Walden continues to lead shareholder campaigns encouraging political spending transparency and accountability, including newly filed resolutions at Deere and State Street for 2012 annual meetings. Moreover, in September Walden wrote over 40 companies seeking comprehensive disclosure of expenditures and policies involving direct, indirect and grassroots lobbying at the local, state and federal levels.

Walden withdrew a resolution at Accenture addressing its role on the Board of the U.S. Chamber of Commerce. The company committed to have a senior manager from Government Relations serve on the Chamber’s Environmental and Energy Committee and to communicate its own corporate climate change position as a counterpoint to that of the trade organization. Additionally, Accenture is posting its political spending policies on the company website; they prohibit direct corporate political expenditures as well as indirect use of its membership dues in trade associations for political purposes.

Director Accountability

Effective corporate governance and management oversight begins with well-constructed and independent boards of directors who are accountable to shareholders and other important stakeholders. Walden has long advocated for best practice corporate governance policies. We were pleased to withdraw a client sponsored resolution at Accenture calling for an end to its classified board structure, by which only one-third of corporate directors are elected each year, in favor of annual election of directors. Accenture expects to affirm board declassification at an upcoming board meeting. Similarly, Gentex is taking steps toward implementing annual elections, as well as substituting a plurality standard with a majority voting policy, after resolutions we co-led with clients calling for these reforms received majority support earlier this year.

Extended Producer Responsibility

Extended Producer Responsibility (EPR) shifts responsibility for managing post-consumer waste from individuals and governments to corporations. Led by As You Sow (AYS), Walden filed shareholder resolutions at General Mills and Procter & Gamble, asking them to study the feasibility of adopting an EPR policy that builds on their successful experiences in Europe and Canada. The General Mills resolution was withdrawn based upon its agreement to hold quarterly meetings with AYS and investors, sharing key data on packaging waste and EPR programs from other countries, including data on program costs and recycling and recovery rates. The Procter & Gamble resolution was also withdrawn when it committed to a study evaluating options in the U.S., including EPR, to achieve its goal of zero post-consumer waste to landfills.

Water Scarcity

With nearly half of the world’s population living in areas where water is either physically scarce or in short supply due to inadequate infrastructure, water scarcity is exacerbated by climate change. Water intensive industries, such as agriculture and technology, may face significant water risk, particularly in their global supply chains. Walden and Trillium Asset Management led a resolution at Sysco, the largest U.S. food distributor, asking for an evaluation of its exposure to supply chain water scarcity. We withdrew the resolution upon Sysco’s commitment to expand its sustainability strategy to address water scarcity and sustainable agriculture, and to complete in 2013 the CDP Water questionnaire, the leading repository for corporate data on water risk management. We filed a similar resolution at wireless technology company Qualcomm after multiple attempts to engage in a conversation on water management practices failed to elicit a response. Recently, however, Qualcomm is communicating with Walden on this issue.

Indigenous Rights

Led by Boston Common Asset Management, over several years Walden has participated in discussions with ConocoPhillips, addressing indigenous rights concerns associated with oil exploration and production in Peru. Together with representatives of the nongovernmental organization Amazon Watch, we have encouraged the company to adopt the best practice standard of Free and Prior Informed Consent. A breakthrough occurred in August when ConocoPhillips updated its official Human Rights Position as follows: “The Company’s approach to engagement with indigenous communities, in locations where they are an important stakeholder group for our operations, is consistent with the principles of the International Labour Organization Convention 169, concerning Indigenous and Tribal Peoples, and the United Nations Declaration on the Rights of Indigenous Peoples.” This explicit recognition of indigenous rights is a sound platform for continuing our discussion regarding energy development in Peru and other sensitive locations.

Sustainability Reporting and Consultation

Encouraging best practice sustainability reporting based on Global Reporting Initiative (GRI) guidelines continues to be a central focus of Walden’s corporate engagement. Two Walden resolutions advocating comprehensive ESG reporting that received substantial shareholder support in 2011 — C.R. Bard and Emerson Electric — have been filed again for the 2012 annual meeting season. Ongoing dialogues to strengthen ESG reporting are also underway at energy services company Core Laboratories and the dental supply firm Dentsply.

We continue to emphasize the importance of sustainability reporting for small companies because they tend to lag on ESG transparency. Led jointly by Walden and mutual fund company Pax World, a coalition of eleven investors, mutual funds and asset managers with over $33 billion in combined assets under management recently wrote to more than 100 companies encouraging sustainable business practices and increased transparency. Walden is the primary contact for 10 companies, of which five have responded thus far: Calgon Carbon, Clarcor, Coherent, STR Holdings, and Zoll Medical.

Beyond these actions to advance reporting, Walden frequently provides formal stakeholder input at companies seeking to improve ESG policies and practices. For example, under the auspices of Ceres, a nongovernmental organization focused on corporate sustainability, we are part of a broad-based team of experts providing feedback to McDonald’s that includes the threshold issue of nutrition and obesity. With the business membership organization on corporate responsibility, BSR, Walden is providing input to spice manufacturer McCormick that addresses issues of sustainable agriculture. With other investors led by Boston Common Asset Management, we have ongoing meetings with senior executives of the energy company Apache to discuss community and employee health and safety, human rights, and risks associated with unconventional gas extraction (e.g. hydraulic fracturing). While the details of conversations at these meetings are confidential in order to foster honest exchanges between the participants, we believe such interactions help build trust and encourage continuous improvement on the part of the companies involved.

Public Policy Advocacy

In June, the U.S. Supreme Court ruled unanimously (8-0, 1 recusal) in American Electric Power Co. v. Connecticut that the Environmental Protection Agency (EPA) under the federal Clean Air Act has the sole authority to regulate greenhouse gas emissions. With this strong affirmation of the EPA’s mandate, Walden and Calvert Investments wrote to dozens of companies on the boards of the U.S. Chamber of Commerce or the National Association of Manufacturers, asking them to tell their trade organizations to end their campaigns to stifle the EPA’s ability to mitigate climate risk. In July, Walden wrote to President Obama urging a strong stand against efforts to weaken, defund or delay the nascent Consumer Financial Protection Bureau, the agency born out of the Dodd-Frank law to protect consumers from abusive financial practices. Finally, we joined an Investor Network on Climate Risk letter to NYSE Euronext, parent of the New York Stock Exchange, to encourage increased ESG transparency among companies listed on the exchange.

The equities of the companies in bold-face in the above commentary were holdings of the Funds as of September 30, 2011.

Investment Performance (Unaudited)	Walden Balanced Fund
September 30, 2011 (Unaudited)

		Annualized
	Six Months Ended 9/30/11	1 Year Ended 9/30/11	5 Years Ended 9/30/11	10 Years Ended 9/30/11
Walden Balanced Fund(1)	-9.20%	0.17%	1.35%	3.47%
S&P 500® Index	-13.78%	1.14%	-1.18%	2.82%
Barclays U.S. Government/Credit Bond Index	7.18%	5.14%	6.52%	5.74%
Citigroup 90-Day U.S. Treasury Bill Index	0.04%	0.11%	1.62%	1.92%
Morningstar U.S. Open-End Moderate Allocation Funds Average	-10.04%	-0.42%	1.00%	3.91%

Hypothetical Growth of a $10,000 Investment

The chart represents historical 10-year performance of a hypothetical investment of $10,000 in the Walden Balanced Fund and represents the reinvestment of dividends and capital gains in the Fund. The returns shown on the table and graph do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.

The Walden Balanced Fund is measured against a combination of equity and fixed income indices. The Standard & Poor’s 500 Index (“S&P 500”) is widely regarded as a gauge of the U.S. equities market. This index includes 500 leading companies in leading industries of the U.S. economy. Although the S&P 500 focuses on the large cap segment of the market, with approximately 75% coverage of U.S. equities, it is also also widely viewed as a proxy for the total market. The Barclays U.S. Government/Credit Bond Index includes Treasuries (i. e., public obligations of the U.S. Treasury that have remaining maturities of more than one year), Government-Related issues (i. e., agency, sovereign, supranational, and local authority debt), and USD Corporates. The Barclays U.S. Government/Credit Bond Index is a component of the Barclays U.S. Aggregate Index. The Citigroup 90-Day U.S. Treasury Bill Index reflects monthly return equivalents of yield averages that are not marked to the market. The Index is an average of the last three-month treasury bill issues. The three-month treasury bills are the short-term debt obligations of the U.S. Government. The Morningstar U.S. Open-End Moderate Allocation Funds Average is a managed average representing performance of portfolios that seek to provide both capital appreciation and income by investing in three major areas: stocks, bonds, and cash. These portfolios tend to hold larger positions in stocks than conservative-allocation portfolios. These portfolios typically have 50% to 70% of assets in equities and the remainder in fixed income and cash. The indices are unmanaged and their performance does not reflect the deduction of expenses associated with a mutual fund, such as investment management and fund accounting fees. The Fund’s performance reflects the deduction of fees for these services. Investors cannot invest directly in an index.

Fund Net Asset Value:	$10.96
Gross Expense Ratio(1):	1.15%

Past performance does not guarantee future results. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and principal value will fluctuate so that an investor’s shares, when redeemed may be worth more or less than the original cost. To obtain performance information current to the most recent month-end, please call 1-800-282-8782 ext. 7050.

(1)

The Gross Expense Ratio is from the Fund’s most recent prospectus, dated August 1, 2011. The Gross Expense Ratio excludes the impact of any voluntary or contractual fee waivers. After giving effect to such fee waivers, the Balanced Fund’s Net Expense Ratio would be 1.00%, including the indirect expenses of investing in acquired funds. Please see the Fund’s most recent prospectus for details. Additional information pertaining to the Fund’s expense ratio as of September 30, 2011 can be found in the financial highlights. The investment performance reflects voluntary and contractual fee waivers. If such fee reductions had not occurred, the quoted performance would have been lower. The voluntary fee waivers may be discontinued at any time. The contractual fee waiver continues through August 1, 2012 and may be terminated thereafter. On August 1, 2011, Walden Social Balanced Fund changed its name to Walden Balanced Fund.

Walden Equity Fund	Investment Performance (Unaudited)
September 30, 2011 (Unaudited)

Fund Net Asset Value:	$11.54
Gross Expense Ratio(1):	1.14%

Past performance does not guarantee future results. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and principal value will fluctuate so that an investor’s shares, when redeemed may be worth more or less than the original cost. To obtain performance information current to the most recent month-end, please call 1-800-282-8782 ext. 7050.

(1)

The Gross Expense Ratio is from the Fund’s most recent prospectus, dated August 1, 2011. The Gross Expense Ratio excludes the impact of any voluntary or contractual fee waivers. After giving effect to such fee waivers, the Equity Fund’s Net Expense Ratio would be 1.00%, including the indirect expenses of investing in acquired funds. Please see the Fund’s most recent prospectus for details. Additional information pertaining to the Fund’s expense ratio as of September 30, 2011 can be found in the financial highlights. The investment performance reflects voluntary and contractual fee waivers. If such fee reductions had not occurred, the quoted performance would have been lower. The voluntary fee waivers may be discontinued at any time. The contractual fee waiver continues through August 1, 2012 and may be terminated thereafter. On August 1, 2011, Walden Social Equity Fund changed its name to Walden Equity Fund.

		Annualized
	Six Months Ended 9/30/11	1 Year Ended 9/30/11	5 Years Ended 9/30/11	10 Years Ended 9/30/11
Walden Equity Fund(1)	-13.36%	0.13%	0.97%	4.00%
S&P 500® Index	-13.78%	1.14%	-1.18%	2.82%

Hypothetical Growth of a $10,000 Investment

The chart represents historical 10-year performance of a hypothetical investment of $10,000 in the Walden Equity Fund and represents the reinvestment of dividends and capital gains in the Fund. The returns shown on the table and graph do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.

The Walden Equity Fund is measured against the Standard & Poor’s 500 Index (“S&P 500”), which is an unmanaged index that is widely regarded as a gauge of the U.S. equities market. This index includes 500 leading companies in leading industries of the U.S. economy. Although the S&P 500 focuses on the large cap segment of the market, with approximately 75% coverage of U.S. equities, it is also widely viewed as a proxy for the total market. The performance of an index does not reflect the deduction of expenses associated with a mutual fund, such as investment management and fund accounting fees. The Fund’s performance reflects the deduction of fees for these services. Investors cannot invest directly in an index.

Investment Performance (Unaudited)	Walden Small Cap
Innovations Fund
September 30, 2011 (Unaudited)

		Annualized
	Six Months	1 Year	Since
	Ended	Ended	Inception
	9/30/11	9/30/11	10/24/08
Walden Small Cap Innovations Fund(1)	-19.33%	0.12%	14.81%
Russell 2000® Index	-23.12%	-3.53%	12.84%

Hypothetical Growth of a $10,000 Investment

The chart represents historical performance of a hypothetical investment of $10,000 in the Walden Small Cap Innovations Fund from October 24, 2008 to September 30, 2011, and represents the reinvestment of dividends and capital gains in the Fund. The returns shown on the table and graph do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.

The Walden Small Cap Innovations Fund is measured against the Russell 2000® Index, which is an unmanaged index that measures the performance of the small-cap segment of the U. S. equity universe. The Russell 2000® Index is a subset of the Russell 3000® Index representing approximately 10% of the total market capitalization of that index. It includes approximately 2,000 of the smallest securities based on a combination of their market cap and current index membership. The performance of an index does not reflect the deduction of expenses associated with a mutual fund, such as investment management and fund accounting fees. The Fund’s performance reflects the deduction of fees for these services. Investors cannot invest directly in an index.

Fund Net Asset Value:	$14.23
Gross Expense Ratio(1):	1.28%

Past performance does not guarantee future results. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and principal value will fluctuate so that an investor’s shares, when redeemed may be worth more or less than the original cost. To obtain performance information current to the most recent month-end, please call 1-800-282-8782 ext. 7050.

(1)

The Gross Expense Ratio is from the Fund’s most recent prospectus, dated August 1, 2011. The Gross Expense Ratio excludes the impact of any voluntary or contractual fee waivers. After giving effect to such fee waivers, the Small Cap Innovations Fund’s Net Expense Ratio would be 1.00%, including the indirect expenses of investing in acquired funds. Please see the Fund’s most recent prospectus for details. Additional information pertaining to the Fund’s expense ratio as of September 30, 2011 can be found in the financial highlights. The investment performance reflects voluntary and contractual fee waivers. If such fee reductions had not occurred, the quoted performance would have been lower. The voluntary fee waivers may be discontinued at any time. The contractual fee waiver continues through August 1, 2012 and may be terminated thereafter.

Walden Balanced Fund
Schedule of Portfolio Investments	September 30, 2011 (Unaudited)

Security Description	Shares	Fair Value ($)

COMMON STOCKS (69.4%)
Consumer Discretionary (6.4%)
Johnson Controls, Inc.	11,500	303,255
NIKE, Inc., Class B	11,000	940,610
Omnicom Group, Inc.	10,200	375,768
Ross Stores, Inc.	8,900	700,341
Staples, Inc.	1,900	25,270
The Home Depot, Inc.	5,600	184,072
Time Warner Cable, Inc.	8,966	561,899
		3,091,215
Consumer Staples (10.7%)
Colgate-Palmolive Co.	7,850	696,138
Costco Wholesale Corp.	10,600	870,472
Kellogg Co.	7,900	420,201
McCormick & Co., Inc.	600	27,696
Nestle SA, Sponsored ADR	8,700	479,370
PepsiCo, Inc.	12,300	761,370
Procter & Gamble Co.	15,100	954,018
SYSCO Corp.	21,000	543,900
Walgreen Co.	13,900	457,171
		5,210,336
Energy (8.5%)
Apache Corp.	9,500	762,280
BG Group PLC, Sponsored ADR	7,300	696,420
ConocoPhillips	18,000	1,139,760
Core Laboratories NV	6,800	610,844
Denbury Resources, Inc.(a)	27,800	319,700
Devon Energy Corp.	10,700	593,208
		4,122,212
Financials (6.8%)
Chubb Corp.	12,200	731,878
Cincinnati Financial Corp.	23,800	626,654
Comerica, Inc.	8,900	204,433
Commerce Bancshares, Inc.	1,190	41,353
JPMorgan Chase & Co.	9,000	271,080
Northern Trust Corp.	6,100	213,378
PNC Financial Services Group, Inc.	5,600	269,864
State Street Corp.	10,000	321,600
T. Rowe Price Group, Inc.	13,400	640,118
		3,320,358
Health Care (8.9%)
Becton, Dickinson & Co.	8,500	623,220
C.R. Bard, Inc.	8,800	770,352
DENTSPLY International, Inc.	18,900	580,041
Johnson & Johnson, Inc.	11,700	745,407
Medtronic, Inc.	10,000	332,400
Saint Jude Medical, Inc.	9,500	343,805
Stryker Corp.	11,200	527,856
Waters Corp.(a)	5,500	415,195
		4,338,276
Industrials (9.9%)
3M Co.	9,300	667,647
Deere & Co.	8,000	516,560
Donaldson Co., Inc.	12,500	685,000
Emerson Electric Co.	13,900	574,209
Expeditors International of Washington, Inc.	900	36,495
Illinois Tool Works, Inc.	14,300	594,880
Lincoln Electric Holdings, Inc.	13,600	394,536
United Parcel Service, Inc., Class B	10,000	631,500
W.W. Grainger, Inc.	4,800	717,792
		4,818,619
Information Technology (13.7%)
Accenture PLC, Class A	14,500	763,860
Apple, Inc.(a)	2,500	952,950
Automatic Data Processing, Inc.	10,800	509,220
Cisco Systems, Inc.	30,400	470,896
EMC Corp.(a)	27,800	583,522
Google, Inc., Class A(a)	650	334,347
Intel Corp.	18,000	383,940
International Business Machines Corp.	4,400	770,132
Microsoft Corp.	22,600	562,514
NetApp, Inc.(a)	6,000	203,640
Oracle Corp.	21,300	612,162
QUALCOMM, Inc.	10,800	525,204
		6,672,387
Materials (3.7%)
AptarGroup, Inc.	11,200	500,304
Praxair, Inc.	6,700	626,316
Sigma-Aldrich Corp.	11,200	692,048
		1,818,668
Utilities (0.8%)
Questar Corp.	22,600	400,246
TOTAL COMMON STOCKS (Cost $30,885,688)		33,792,317

CORPORATE BONDS (5.3%)
Financials (4.6%)
American Express Co.
7.00%, 3/19/18	250,000	296,150
8.13%, 5/20/19	250,000	315,997
Calvert Social Investment Foundation
3.00%, 12/31/11	175,000	175,000
3.00%, 8/15/12	75,000	75,000
National Rural Utilities Cooperative Finance Corp., 10.38%, 11/1/18	250,000	359,704
Wells Fargo & Co., 3.00%, 12/9/11	1,000,000	1,005,116
		2,226,967
Information Technology (0.5%)
Oracle Corp., 5.75%, 4/15/18	200,000	238,618

Telecommunication Services (0.2%)
AT&T, Inc., 5.50%, 2/1/18	100,000	115,585
TOTAL CORPORATE BONDS (Cost $2,361,655)		2,581,170

MUNICIPAL BONDS (1.5%)
Illinois (0.4%)
Illinois State, GO, 5.00%, 6/1/27, NATL-RE /FGIC, Callable 6/1/13 @ 100	200,000	201,852

Ohio (0.3%)
Ohio State, Series D, GO, 4.50%, 9/15/22, NATL-RE, Callable 3/15/16 @ 100	150,000	159,681

Oregon (0.2%)
Oregon State, Series A, GO, 5.00%, 10/1/14	100,000	109,946

Wisconsin (0.6%)
Wisconsin State, GO, 4.60%, 5/1/26, Callable 5/1/21 @ 100	250,000	268,222
TOTAL MUNICIPAL BONDS (Cost $705,460)		739,701

U.S. GOVERNMENT & U.S. GOVERNMENT AGENCY OBLIGATIONS (20.8%)
Federal Farm Credit Bank
2.00%, 1/17/12	200,000	201,106
2.13%, 6/18/12	250,000	253,288
5.38%, 11/10/20	250,000	309,028

See Notes to Financial Statements

Security Description	Shares or Principal Amount ($)	Fair Value ($)

Federal Home Loan Bank
1.00%, 12/28/11	300,000	300,648
1.13%, 3/9/12	3,000,000	3,013,137
1.13%, 5/18/12	400,000	402,207
1.75%, 8/22/12	350,000	354,628
2.00%, 9/14/12	200,000	203,290
2.25%, 4/13/12	300,000	303,231
2.75%, 6/8/18	400,000	425,200
5.25%, 12/11/20	675,000	823,003
5.25%, 8/15/22	1,000,000	1,224,207
5.38%, 6/8/12	100,000	103,486
Federal National Mortgage Association
1.25%, 6/22/12	500,000	503,609
Government National Mortgage Association
6.00%, 7/15/34	80,590	89,961
6.50%, 5/15/32	57,859	66,919
The Financing Corporation
2.92%, 4/5/13(a)(b)	100,000	99,223
U.S. Treasury Inflation Protected Bond
1.25%, 7/15/20	1,294,908	1,430,575
TOTAL U.S. GOVERNMENT & U.S. GOVERNMENT AGENCY OBLIGATIONS (Cost $9,645,027)		10,106,746

INVESTMENT COMPANIES (2.4%)
State Street Institutional U.S. Government Money Market Fund, Investor Shares, 0.00%(c)	1,146,330	1,146,330
TOTAL INVESTMENT COMPANIES (Cost $1,146,330)		1,146,330

Total Investments (Cost $44,744,160)(d) — 99.4%		48,366,264
Other assets in excess of liabilities — 0.6%		303,916
NET ASSETS — 100.0%		$48,670,180

(a)	Non-income producing security.
(b)	Rate represents the effective yield at purchase.
(c)	Rate disclosed is the seven day yield as of September 30, 2011.
(d)	See Federal Tax Information listed in the Notes to the Financial Statements.
ADR	American Depositary Receipt
FGIC	Insured by Financial Guaranty Insurance Company
GO	General Obligation
NATL-RE	Reinsured by National Public Finance Guarantee Corporation
PLC	Public Limited Company

See Notes to Financial Statements

Financial Statements	Walden Balanced Fund

STATEMENT OF ASSETS AND LIABILITIES

September 30, 2011 (Unaudited)

Assets:
Investments, at fair value (cost $44,744,160)	$48,366,264
Interest and dividends receivable	137,555
Receivable for investments sold	270,665
Receivable for capital shares issued	36,695
Prepaid expenses and other assets	9,709
Total Assets	48,820,888
Liabilities:
Payable for investments purchased	110,997
Payable for capital shares redeemed	7,672
Accrued expenses and other liabilities:
Investment adviser	24,876
Administration and accounting	947
Custodian	573
Transfer agent	1,549
Trustee	30
Other	4,064
Total Liabilities	150,708
Net Assets	$48,670,180
Composition of Net Assets:
Capital	$45,664,774
Accumulated net investment income	407,244
Accumulated net realized losses from investment transactions	(1,023,942)
Net unrealized appreciation from investments	3,622,104
Net Assets	$48,670,180
Shares outstanding (par value $0.01, unlimited number of shares authorized)	4,441,725
Net Asset Value, Offering Price and Redemption Price per share	$10.96

STATEMENT OF OPERATIONS

For the six months ended September 30, 2011 (Unaudited)

Investment Income:
Interest	$179,830
Dividends	330,945
Foreign tax withholding	(429)
Total Investment Income	510,346
Expenses:
Investment adviser	178,406
Administration and accounting	50,328
Trustee	1,134
Custodian	4,958
Transfer agency	13,396
Chief compliance officer	887
Other	23,054
Total expenses before fee reductions	272,163
Fees voluntarily reduced by the administrator	(16,962)
Fees contractually reduced by the investment adviser	(17,937)
Net Expenses	237,264
Net Investment Income	273,082
Net Realized/Unrealized Gains (Losses) from Investments:
Net realized gains from investment transactions	112,380
Change in unrealized depreciation from investments	(4,772,700)
Net realized/unrealized losses from investments	(4,660,320)
Change in Net Assets Resulting from Operations	$(4,387,238)

See Notes to Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS

	For the six months ended September 30, 2011	For the year ended March 31, 2011
	(Unaudited)
Investment Activities:
Operations:
Net investment income	$273,082	$564,654
Net realized gains from investment transactions	112,380	938,535
Change in unrealized appreciation/depreciation from investments	(4,772,700)	3,310,833
Change in Net Assets Resulting from Operations	(4,387,238)	4,814,022
Dividends:
Net investment income	—	(566,820)
Change in Net Assets Resulting from Shareholder Dividends	—	(566,820)
Capital Share Transactions:
Proceeds from shares issued	2,117,442	4,143,187
Proceeds from shares issued in subscription in-kind (a)	5,098,275	—
Dividends reinvested	—	428,084
Cost of shares redeemed	(2,201,875)	(2,274,798)
Change in Net Assets Resulting from Capital Share Transactions	5,013,842	2,296,473
Change in Net Assets	626,604	6,543,675
Net Assets:
Beginning of period	48,043,576	41,499,901
End of period	$48,670,180	$48,043,576
Share Transactions:
Issued	180,923	365,154
Issued in subscription in-kind (a)	463,901	—
Reinvested	—	37,064
Redeemed	(183,610)	(201,345)
Change in Shares	461,214	200,873
Accumulated net investment income	$407,244	$134,162

Amounts designated as “—” are $0 or have been rounded to $0.

(a) See Note 3 in the Notes to Financial Statements.

See Notes to Financial Statements

FINANCIAL HIGHLIGHTS

Selected data for a share outstanding throughout the periods indicated.

	For the six months ended September 30, 2011		For the year ended March 31, 2011		For the year ended March 31, 2010		For the year ended March 31, 2009		For the year ended March 31, 2008		For the year ended March 31, 2007
	(Unaudited)
Net Asset Value, Beginning of Period	$12.07		$10.98		$8.84		$11.90		$11.83		$11.58
Investment Activities:
Net investment income	0.06		0.15		0.16		0.16	(a)	0.19		0.18
Net realized and unrealized gains (losses) from investment transactions	(1.17)		1.09		2.11		(2.88)		0.46		0.38
Total from Investment Activities	(1.11)		1.24		2.27		(2.72)		0.65		0.56
Dividends:
Net investment income	—		(0.15)		(0.13)		(0.21)		(0.17)		(0.17)
Net realized gains from investments	—		—		—		(0.13)		(0.41)		(0.14)
Total Dividends	—		(0.15)		(0.13)		(0.34)		(0.58)		(0.31)
Net Asset Value, End of Period	$10.96		$12.07		$10.98		$8.84		$11.90		$11.83
Total Return	(9.20	)%(b)	11.32%		25.78%		(22.91)%		5.30%		4.85%
Ratios/Supplemental Data:
Net assets at end of period (000’s)	$48,670		$48,044		$41,500		$29,005		$33,182		$29,644
Ratio of net expenses to average net assets	1 .00	%(c)	1.00%		1.00%		1.00%		1.00%		1.00%
Ratio of net investment income to average net assets	1.15	%(c)	1.30%		1.59%		1.55%		1.52%		1.52%
Ratio of expenses (before fee reductions) to average net assets	1.14	%(c)(d)	1.14	%(d)	1.17	%(d)	1.19	%(d)	1.16	%(d)	1.17	%(d)
Portfolio turnover rate	9.78	%(b)	31.03%		27.02%		71.27%		38.99%		28.57%

Amounts designated as “—” are $0 or have been rounded to $0.

(a)                                      Calculated using the average shares method.

(b)                                     Not annualized for periods less than one year.

(c)                                      Annualized for periods less than one year.

(d)                                     During the period, certain fees were reduced. If such fee reductions had not occurred, the ratio would have been as indicated.

See Notes to Financial Statements

Schedule of Portfolio Investments	Walden Equity Fund
September 30, 2011 (Unaudited)

Security Description	Shares	Fair Value ($)

COMMON STOCKS (97.8%)
Consumer Discretionary (10.9%)
Johnson Controls, Inc.	37,000	975,690
McDonald’s Corp.	21,000	1,844,220
NIKE, Inc., Class B	18,000	1,539,180
Omnicom Group, Inc.	20,000	736,800
Ross Stores, Inc.	24,000	1,888,560
The TJX Cos., Inc.	12,000	665,640
Time Warner Cable, Inc.	22,332	1,399,547
		9,049,637
Consumer Staples (15.9%)
Colgate-Palmolive Co.	17,000	1,507,560
Costco Wholesale Corp.	18,000	1,478,160
General Mills, Inc.	27,000	1,038,690
Kellogg Co.	25,000	1,329,750
McCormick & Co., Inc.	20,000	923,200
Nestle SA, Sponsored ADR	24,500	1,349,950
PepsiCo, Inc.	24,000	1,485,600
Procter & Gamble Co.	26,000	1,642,680
SYSCO Corp.	51,000	1,320,900
Walgreen Co.	35,000	1,151,150
		13,227,640
Energy (11.2%)
Apache Corp.	20,000	1,604,800
BG Group PLC, Sponsored ADR	15,000	1,431,000
ConocoPhillips	40,000	2,532,800
Core Laboratories NV	18,000	1,616,940
Denbury Resources, Inc.(a)	70,000	805,000
Devon Energy Corp.	25,000	1,386,000
		9,376,540
Financials (10.8%)
BB&T Corp.	32,000	682,560
Chubb Corp.	30,000	1,799,700
Cincinnati Financial Corp.	55,000	1,448,150
Comerica, Inc.	25,000	574,250
JPMorgan Chase & Co.	21,000	632,520
Northern Trust Corp.	17,000	594,660
PNC Financial Services Group, Inc.	17,000	819,230
State Street Corp.	23,000	739,680
T. Rowe Price Group, Inc.	35,030	1,673,383
		8,964,133
Health Care (11.3%)
Becton, Dickinson & Co.	20,000	1,466,400
C.R. Bard, Inc.	16,000	1,400,640
DENTSPLY International, Inc.	43,000	1,319,670
Johnson & Johnson, Inc.	19,000	1,210,490
Medtronic, Inc.	35,000	1,163,400
Saint Jude Medical, Inc.	22,000	796,180
Stryker Corp.	23,000	1,083,990
Waters Corp.(a)	13,000	981,370
		9,422,140
Industrials (13.8%)
3M Co.	10,000	717,900
Deere & Co.	19,000	1,226,830
Donaldson Co., Inc.	25,000	1,370,000
Emerson Electric Co.	37,000	1,528,470
Expeditors International of Washington, Inc.	15,000	608,250
Hubbell, Inc., Class B	13,000	644,020
Illinois Tool Works, Inc.	35,000	1,456,000
Lincoln Electric Holdings, Inc.	38,000	1,102,380
United Parcel Service, Inc., Class B	22,000	1,389,300
W.W. Grainger, Inc.	10,000	1,495,400
		11,538,550
Information Technology (18.4%)
Accenture PLC, Class A	22,000	1,158,960
Apple, Inc.(a)	3,500	1,334,130
Automatic Data Processing, Inc.	23,000	1,084,450
Cisco Systems, Inc.	84,000	1,301,160
EMC Corp.(a)	60,000	1,259,400
Google, Inc., Class A(a)	1,500	771,570
Intel Corp.	65,000	1,386,450
International Business Machines Corp.	11,000	1,925,330
Microsoft Corp.	75,000	1,866,750
NetApp, Inc.(a)	20,000	678,800
Oracle Corp.	55,000	1,580,700
QUALCOMM, Inc.	21,000	1,021,230
		15,368,930
Materials (5.0%)
AptarGroup, Inc.	30,000	1,340,100
Praxair, Inc.	15,000	1,402,200
Sigma-Aldrich Corp.	23,000	1,421,170
		4,163,470
Utilities (0.5%)
Questar Corp.	25,000	442,750
TOTAL COMMON STOCKS (Cost $71,447,098)		81,553,790

INVESTMENT COMPANIES (2.3%)
State Street Institutional U.S. Government Money
Market Fund, Investor Shares, 0.00%(b)	1,931,515	1,931,515
TOTAL INVESTMENT COMPANIES (Cost $1,931,515)		1,931,515

Total Investments (Cost $73,378,613)(c) — 100.1%		83,485,305
Liabilities in excess of other assets — (0.1)%		(87,029)
NET ASSETS — 100.0%		$83,398,276

(a)	Non-income producing security.
(b)	Rate disclosed is the seven day yield as of September 30, 2011.
(c)	See Federal Tax Information listed in the Notes to the Financial Statements.
ADR	American Depositary Receipt
PLC	Public Limited Company

See Notes to Financial Statements

Financial Statements	Walden Equity Fund

STATEMENT OF ASSETS AND LIABILITIES

September 30, 2011 (Unaudited)

Assets:
Investments, at fair value (cost $73,378,613)	$83,485,305
Dividends receivable	112,148
Prepaid expenses and other assets	11,022
Total Assets	83,608,475
Liabilities:
Payable for capital shares redeemed	142,326
Accrued expenses and other liabilities:
Investment adviser	50,295
Administration and accounting	1,680
Custodian	1,367
Transfer agent	2,417
Trustee	78
Shareholder services	846
Other	11,190
Total Liabilities	210,199
Net Assets	$83,398,276
Composition of Net Assets:
Capital	$76,355,203
Accumulated net investment income	616,046
Accumulated net realized losses from investment transactions	(3,679,665)
Net unrealized appreciation from investments	10,106,692
Net Assets	$83,398,276
Shares outstanding (par value $0.01, unlimited number of shares authorized)	7,224,912
Net Asset Value, Offering Price and Redemption Price per share	$11.54

STATEMENT OF OPERATIONS

For the six months ended September 30, 2011 (Unaudited)

Investment Income:
Dividends	$909,161
Foreign tax withholding	(1,273)
Total Investment Income	907,888
Expenses:
Investment adviser	346,067
Administration and accounting	93,848
Shareholder service	5,538
Trustee	2,149
Custodian	8,628
Transfer agency	14,862
Chief compliance officer	1,685
Other	34,320
Total expenses before fee reductions	507,097
Fees voluntarily reduced by the administrator	(32,916)
Fees contractually reduced by the investment adviser	(14,202)
Net Expenses	459,979
Net Investment Income	447,909
Net Realized/Unrealized Gains (Losses) from Investments:
Net realized gains from investment transactions	630,644
Change in unrealized depreciation from investments	(13,814,604)
Net realized/unrealized losses from investments	(13,183,960)
Change in Net Assets Resulting from Operations	$(12,736,051)

See Notes to Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS

	For the six months ended September 30, 2011	For the year ended March 31, 2011
	(Unaudited)
Investment Activities:
Operations:
Net investment income	$447,909	$722,672
Net realized gains from investment transactions	630,644	702,216
Change in unrealized appreciation/depreciation from investments	(13,814,604)	10,844,878
Change in Net Assets Resulting from Operations	(12,736,051)	12,269,766
Dividends:
Net investment income	—	(751,640)
Change in Net Assets Resulting from Shareholder Dividends	—	(751,640)
Capital Share Transactions:
Proceeds from shares issued	8,024,156	12,894,252
Dividends reinvested	—	656,460
Cost of shares redeemed	(4,111,247)	(4,934,188)
Change in Net Assets Resulting from Capital Share Transactions	3,912,909	8,616,524
Change in Net Assets	(8,823,142)	20,134,650
Net Assets:
Beginning of period	92,221,418	72,086,768
End of period	$83,398,276	$92,221,418
Share Transactions:
Issued	617,710	1,070,417
Reinvested	—	52,643
Redeemed	(314,277)	(411,508)
Change in Shares	303,433	711,552
Accumulated net investment income	$616,046	$168,137

Amounts designated as “—” are $0 or have been rounded to $0.

See Notes to Financial Statements

FINANCIAL HIGHLIGHTS

Selected data for a share outstanding throughout the periods indicated.

	For the six months ended September 30, 2011		For the year ended March 31, 2011		For the year ended March 31, 2010		For the year ended March 31, 2009		For the year ended March 31, 2008		For the year ended March 31, 2007
	(Unaudited)
Net Asset Value, Beginning of Period	$13.32		$11.61		$8.01		$12.54		$12.31		$12.09
Investment Activities:
Net investment income	0.07		0.11		0.11		0.14	(a)	0.08		0.07
Net realized and unrealized gains (losses) from investment transactions	(1.85)		1.71		3.63		(4.48)		0.57		0.61
Total from Investment Activities	(1.78)		1.82		3.74		(4.34)		0.65		0.68
Dividends:
Net investment income	—		(0.11)		(0.14)		(0.10)		(0.08)		(0.08)
Net realized gains from investments	—		—		—		(0.09)		(0.34)		(0.38)
Total Dividends	—		(0.11)		(0.14)		(0.19)		(0.42)		(0.46)
Net Asset Value, End of Period	$11.54		$13.32		$11.61		$8.01		$12.54		$12.31
Total Return	(13.36	)%(b)	15.77%		46.79%		(34.74)%		5.01%		5.62%
Ratios/Supplemental Data:
Net assets at end of period (000’s)	$83,398		$92,221		$72,087		$43,280		$51,903		$49,873
Ratio of net expenses to average net assets	1.00	%(c)	1.00%		1.00%		1.00%		1.00%		1.00%
Ratio of net investment income to average net assets	0.97	%(c)	0.93%		1.18%		1.36%		0.59%		0.68%
Ratio of expenses (before fee reductions) to average net assets	1.10	%(c)(d)	1.13	%(d)	1.16	%(d)	1.19	%(d)	1.18	%(d)	1.15	%(d)
Portfolio turnover rate	6.20	%(b)	13.07%		25.16%		40.07%		44.67%		25.50%

Amounts designated as “—” are $0 or have been rounded to $0.
(a)	Calculated using the average shares method.
(b)	Not annualized for periods less than one year.
(c)	Annualized for periods less than one year.
(d)	During the period, certain fees were reduced. If such fee reductions had not occurred, the ratio would have been as indicated.

See Notes to Financial Statements

Schedule of Portfolio Investments	Walden Midcap Fund
September 30, 2011 (Unaudited)

Security Description	Shares	Fair Value ($)

COMMON STOCKS (95.3%)
Consumer Discretionary (14.4%)
Autoliv, Inc.	2,100	101,850
Cablevision Systems Corp., Class A	5,200	81,796
Family Dollar Stores, Inc.	1,700	86,462
Gentex Corp.	2,800	67,340
Guess?, Inc.	2,375	67,664
Hasbro, Inc.	3,000	97,830
Morningstar, Inc.	1,700	95,948
O’Reilly Automotive, Inc.(a)	2,000	133,260
Omnicom Group, Inc.	2,175	80,127
Ross Stores, Inc.	2,225	175,085
		987,362
Consumer Staples (7.0%)
Campbell Soup Co.	2,400	77,688
Church & Dwight Co., Inc.	4,000	176,800
McCormick & Co., Inc.	3,400	156,944
The Clorox Co.	1,100	72,963
		484,395
Energy (7.2%)
Cabot Oil & Gas Corp.	1,000	61,910
Core Laboratories NV	1,150	103,305
Denbury Resources, Inc.(a)	7,700	88,550
Energen Corp.	1,600	65,424
FMC Technologies, Inc.(a)	3,500	131,600
Oceaneering International, Inc.	1,250	44,175
		494,964
Financials (13.5%)
Bank of Hawaii Corp.	2,250	81,900
Cincinnati Financial Corp.	4,400	115,852
Comerica, Inc.	3,575	82,118
Commerce Bancshares, Inc.	1,900	66,025
Digital Realty Trust, Inc.	1,275	70,329
East West Bancorp, Inc.	3,650	54,422
IntercontinentalExchange, Inc.(a)	625	73,912
Jones Lang LaSalle, Inc.	675	34,972
Northern Trust Corp.	2,800	97,944
SEI Investments Co.	4,375	67,288
T. Rowe Price Group, Inc.	2,800	133,756
TD Ameritrade Holding Corp.	3,575	52,570
		931,088
Health Care (14.0%)
C.R. Bard, Inc.	1,600	140,064
DENTSPLY International, Inc.	3,000	92,070
Gen-Probe, Inc.(a)	1,300	74,425
IDEXX Laboratories, Inc.(a)	850	58,624
Laboratory Corp. of America Holdings(a)	1,075	84,979
Mettler-Toledo International, Inc.(a)	900	125,964
Patterson Cos., Inc.	1,700	48,671
ResMed, Inc.(a)	2,300	66,217
Techne Corp.	800	54,408
Varian Medical Systems, Inc.(a)	1,775	92,584
Waters Corp.(a)	1,600	120,784
		958,790
Industrials (13.8%)
AMETEK, Inc.	2,500	82,425
CLARCOR, Inc.	2,475	102,415
Donaldson Co., Inc.	2,875	157,550
Dover Corp.	1,550	72,230
Expeditors International of Washington, Inc.	2,725	110,499
Graco, Inc.	1,400	47,796
IDEX Corp.	2,200	68,552
Lincoln Electric Holdings, Inc.	4,500	130,545
W.W. Grainger, Inc.	1,200	179,448
		951,460
Information Technology (15.0%)
Amdocs Ltd.(a)	2,375	64,410
BMC Software, Inc.(a)	3,825	147,492
Check Point Software Technologies Ltd.(a)	2,450	129,262
Citrix Systems, Inc.(a)	1,825	99,517
F5 Networks, Inc.(a)	900	63,945
FactSet Research Systems, Inc.	1,125	100,091
Fiserv, Inc.(a)	1,100	55,847
NetApp, Inc.(a)	2,000	67,880
Paychex, Inc.	1,625	42,851
Polycom, Inc.(a)	2,875	52,814
Riverbed Technology, Inc.(a)	2,150	42,914
Teradata Corp.(a)	3,050	163,267
		1,030,290
Materials (5.8%)
AptarGroup, Inc.	2,850	127,309
Ecolab, Inc.	2,075	101,447
Sigma-Aldrich Corp.	2,700	166,833
		395,589
Telecommunication Services (1.0%)
NII Holdings, Inc.(a)	2,500	67,375

Utilities (3.6%)
AGL Resources, Inc.	2,000	81,480
NSTAR	1,500	67,215
Questar Corp.	5,500	97,405
		246,100
TOTAL COMMON STOCKS (Cost $7,234,247)		6,547,413

INVESTMENT COMPANIES (7.3%)
State Street Institutional U.S. Government Money
Market Fund, Investor Shares, 0.00%(b)	499,154	499,154
TOTAL INVESTMENT COMPANIES (Cost $499,154)		499,154

Total Investments (Cost $7,733,401)(c) — 102.6%		7,046,567
Liabilities in excess of other assets — (2.6)%		(175,745)
NET ASSETS — 100.0%		$6,870,822

(a)	Non-income producing security.
(b)	Rate disclosed is the seven day yield as of September 30, 2011.
(c)	See Federal Tax Information listed in the Notes to the Financial Statements.

See Notes to Financial Statements

Financial Statements

STATEMENT OF ASSETS AND LIABILITIES

September 30, 2011 (Unaudited)

Assets:
Investments, at fair value (cost $7,733,401)	$7,046,567
Dividends receivable	4,870
Receivable for capital shares issued	44,727
Total Assets	7,096,164
Liabilities:
Payable for investments purchased	221,177
Accrued expenses and other liabilities:
Investment adviser	203
Administration and accounting	90
Custodian	1,225
Transfer agent	1,038
Trustee	7
Other	1,602
Total Liabilities	225,342
Net Assets	$6,870,822
Composition of Net Assets:
Capital	$7,589,608
Accumulated net investment income	4,350
Accumulated net realized losses from investment transactions	(36,302)
Net unrealized depreciation from investments	(686,834)
Net Assets	$6,870,822
Shares outstanding (par value $0.01, unlimited number of shares authorized)	783,123
Net Asset Value, Offering Price and Redemption Price per share	$8.77

STATEMENT OF OPERATIONS

For the period ended September 30, 2011 (Unaudited)(a)

Investment Income:
Dividends	$14,454
Total Investment Income	14,454
Expenses:
Investment adviser	7,560
Administration and accounting	2,536
Trustee	44
Custodian	3,347
Transfer agency	2,825
Chief compliance officer	43
Other	2,372
Total expenses before fee reductions	18,727
Fees voluntarily reduced by the administrator	(689)
Fees contractually reduced by the investment adviser	(7,934)
Net Expenses	10,104
Net Investment Income	4,350
Net Realized/Unrealized Gains (Losses) from Investments:
Net realized losses from investment transactions	(36,302)
Change in unrealized depreciation from investments	(686,834)
Net realized/unrealized losses from investments	(723,136)
Change in Net Assets Resulting from Operations	$(718,786)

(a)	Commenced operations on August 1, 2011.

See Notes to Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS

August 1, 2011 to September 30, 2011(a)
(Unaudited)
Investment Activities:
Operations:
Net investment income	$4,350
Net realized losses from investment transactions	(36,302)
Change in unrealized appreciation/depreciation from investments	(686,834)
Change in Net Assets Resulting from Operations	(718,786)
Capital Share Transactions:
Proceeds from shares issued	7,594,118
Cost of shares redeemed	(4,510)
Change in Net Assets Resulting from Capital Share Transactions	7,589,608
Change in Net Assets	6,870,822
Net Assets:
Beginning of period	—
End of period	$6,870,822
Share Transactions:
Issued	783,623
Redeemed	(500)
Change in Shares	783,123
Accumulated net investment income	$4,350

Amounts designated as “—” are $0 or have been rounded to $0.
(a)	Commenced operations on August 1, 2011.

See Notes to Financial Statements

FINANCIAL HIGHLIGHTS

Selected data for a share outstanding throughout the period indicated.

	For the period ended September 30, 2011(a)
	(Unaudited)

Net Asset Value, Beginning of Period	$10.00
Investment Activities:
Net investment income	0.01
Net realized and unrealized losses from investment transactions	(1.24)
Total from Investment Activities	(1.23)
Net Asset Value, End of Period	$8.77
Total Return	(12.30	)%(b)
Ratios/Supplemental Data:
Net assets at end of period (000’s)	$6,871
Ratio of net expenses to average net assets	1 .00	%(c)
Ratio of net investment income to average net assets	0.42	%(c)
Ratio of expenses (before fee reductions) to average net assets	1 .82	%(c)(d)
Portfolio turnover rate	2.43	%(b)

(a)	Commenced operations on August 1, 2011.
(b)	Not annualized for periods less than one year.
(c)	Annualized for periods less than one year.
(d)	During the period, certain fees were reduced. If such fee reductions had not occurred, the ratio would have been as indicated.

See Notes to Financial Statements

Walden Small Cap Innovations Fund
Schedule of Portfolio Investments	September 30, 2011 (Unaudited)

Security Description	Shares	Fair Value ($)

COMMON STOCKS (98.5%)
Consumer Discretionary (11.7%)
Ambassadors Group, Inc.	2,475	14,182
Amerigon, Inc.(a)	26,900	342,437
Fuel Systems Solutions, Inc.(a)	24,300	466,803
Hibbett Sports, Inc.(a)	17,800	603,242
John Wiley & Sons, Inc., Class A	21,975	976,129
K12, Inc.(a)	13,000	330,980
Life Time Fitness, Inc.(a)	8,000	294,800
LKQ Corp.(a)	9,500	229,520
NutriSystem, Inc.	20,100	243,411
Select Comfort Corp.(a)	54,300	758,571
SodaStream International Ltd.(a)	6,000	198,300
The Men’s Wearhouse, Inc.	10,900	284,272
Under Armour, Inc., Class A(a)	3,725	247,377
Universal Technical Institute, Inc.(a)	22,450	305,095
Wolverine World Wide, Inc.	6,650	221,113
		5,516,232
Consumer Staples (4.2%)
Darling International, Inc.(a)	20,000	251,800
Hain Celestial Group, Inc.(a)	11,200	342,160
Lifeway Foods, Inc.(a)	15,100	161,117
Nutraceutical International Corp.(a)	9,550	122,049
The Fresh Market, Inc.(a)	7,125	271,890
United Natural Foods, Inc.(a)	22,700	840,808
		1,989,824
Energy (4.8%)
CARBO Ceramics, Inc.	9,400	963,782
Lufkin Industries, Inc.	10,600	564,026
Natural Gas Services Group(a)	15,500	198,865
OYO Geospace Corp.(a)	4,450	250,491
Tesco Corp.(a)	24,300	281,880
		2,259,044
Financials (20.8%)
Bank of Hawaii Corp.	24,550	893,620
Corporate Office Properties Trust	21,200	461,736
Dime Community Bancshares	40,000	405,200
DuPont Fabros Technology, Inc.	26,700	525,723
East West Bancorp, Inc.	43,000	641,130
eHealth, Inc.(a)	40,250	549,815
Financial Engines, Inc.(a)	10,800	195,588
Green Dot Corp., Class A(a)	13,900	435,348
Horace Mann Educators Corp.	33,900	386,799
Independent Bank Corp.	18,850	409,799
Investment Technology Group, Inc.(a)	30,050	294,189
Jones Lang LaSalle, Inc.	8,300	430,023
MarketAxess Holdings, Inc.	11,800	307,036
Ocwen Financial Corp.(a)	40,100	529,721
Orrstown Financial Services, Inc.	4,460	57,311
Signature Bank(a)	17,700	844,821
Southside Bancshares, Inc.	13,800	248,538
TCF Financial Corp.	47,650	436,474
Texas Capital Bancshares, Inc.(a)	17,800	406,730
UMB Financial Corp.	22,750	729,820
Umpqua Holdings Corp.	72,500	637,275
		9,826,696
Health Care (13.8%)
Bruker Corp.(a)	54,900	742,797
Cantel Medical Corp.	11,850	250,272
Computer Programs & Systems, Inc.	5,100	337,365
Gen-Probe, Inc.(a)	6,575	376,419
ICU Medical, Inc.(a)	11,000	404,800
Landauer, Inc.	11,700	579,618
Meridian Bioscience, Inc.	37,900	596,546
Neogen Corp.(a)	24,150	838,488
Quality Systems, Inc.	12,900	1,251,300
West Pharmaceutical Services, Inc.	20,800	771,680
ZOLL Medical Corp.(a)	10,150	383,061
		6,532,346
Industrials (15.9%)
American Science & Engineering, Inc.	9,725	593,711
Apogee Enterprises, Inc.	26,900	231,071
CLARCOR, Inc.	26,000	1,075,880
ESCO Technologies, Inc.	8,250	210,375
Fuel-Tech, Inc.(a)	33,150	192,933
Genesee & Wyoming, Inc., Class A(a)	21,900	1,018,788
Herman Miller, Inc.	9,950	177,707
Hub Group, Inc., Class A(a)	7,600	214,852
Layne Christensen Co.(a)	7,400	170,940
Lindsay Manufacturing Co.	9,550	513,790
Met-Pro Corp.	2,225	19,091
Middleby Corp.(a)	8,450	595,387
Simpson Manufacturing Co., Inc.	19,500	486,135
Team, Inc.(a)	25,400	532,892
Wabtec Corp.	19,050	1,007,173
Watts Water Technologies, Inc., Class A	17,600	469,040
		7,509,765
Information Technology (19.1%)
Blackbaud, Inc.	19,250	428,697
Bottomline Technologies, Inc.(a)	21,350	429,989
Ceragon Networks Ltd.(a)	34,900	333,295
Coherent, Inc.(a)	8,250	354,420
CommVault Systems, Inc.(a)	18,500	685,610
GT Advanced Technologies, Inc.(a)	29,900	209,898
InterDigital, Inc.	13,100	610,198
Itron, Inc.(a)	3,175	93,663
J2 Global Communications, Inc.	33,250	894,425
Liquidity Services, Inc.(a)	29,800	955,686
National Instruments Corp.	19,900	454,914
Net 1 UEPS Technologies, Inc.(a)	31,775	206,537
NIC, Inc.	30,700	351,515
Plantronics, Inc.	31,300	890,485
Power Integrations, Inc.	25,600	783,616
Sapient Corp.	73,300	743,262
Wright Express Corp.(a)	15,250	580,110
		9,006,320
Materials (4.1%)
Calgon Carbon Corp.(a)	32,600	474,982
Commercial Metals Co.	34,000	323,340
Kraton Performance Polymers, Inc.(a)	10,925	176,767
Minerals Technologies, Inc.	8,900	438,503
Quaker Chemical Corp.	15,450	400,464
STR Holdings, Inc.(a)	16,500	133,815
		1,947,871
Utilities (4.1%)
American States Water Co.	7,000	237,510
New Jersey Resources Corp.	21,900	932,283
South Jersey Industries, Inc.	15,250	758,688
		1,928,481
TOTAL COMMON STOCKS (Cost $49,972,846)		46,516,579

INVESTMENT COMPANIES (1.9%)
State Street Institutional U.S. Government Money
Market Fund, Investor Shares, 0.00%(b)	880,273	880,273
TOTAL INVESTMENT COMPANIES (Cost $880,273)		880,273

Total Investments (Cost $50,853,120)(c) — 100.4%		47,396,852
Liabilities in excess of other assets — (0.4)%		(167,163)
NET ASSETS — 100.0%		$47,229,689

(a)	Non-income producing security.
(b)	Rate disclosed is the seven day yield as of September 30, 2011.
(c)	See Federal Tax Information listed in the Notes to the Financial Statements.

See Notes to Financial Statements

Financial Statements

STATEMENT OF ASSETS AND LIABILITIES

September 30, 2011 (Unaudited)

Assets:
Investments, at fair value (cost $50,853,120)	$47,396,852
Dividends receivable	51,650
Receivable for investments sold	24,733
Receivable for capital shares issued	21,724
Prepaid expenses and other assets	8,472
Total Assets	47,503,431
Liabilities:
Payable for investments purchased	238,103
Payable for capital shares redeemed	840
Accrued expenses and other liabilities:
Investment adviser	25,701
Administration and accounting	923
Custodian	1,467
Transfer agent	1,736
Trustee	34
Other	4,938
Total Liabilities	273,742
Net Assets	$47,229,689
Composition of Net Assets:
Capital	$47,366,360
Accumulated net investment income	30,559
Accumulated net realized gains from investment transactions	3,289,038
Net unrealized depreciation from investments	(3,456,268)
Net Assets	$47,229,689
Shares outstanding (par value $0.01, unlimited number of shares authorized)	3,319,575
Net Asset Value, Offering Price and Redemption Price per share	$14.23

STATEMENT OF OPERATIONS

For the six months ended September 30, 2011 (Unaudited)

Investment Income:
Dividends	$282,601
Total Investment Income	282,601
Expenses:
Investment adviser	189,501
Administration and accounting	52,171
Trustee	1,119
Custodian	11,781
Transfer agency	13,925
Chief compliance officer	889
Other	24,147
Total expenses before fee reductions	293,533
Fees voluntarily reduced by the administrator	(18,010)
Fees contractually reduced by the investment adviser	(23,481)
Net Expenses	252,042
Net Investment Income	30,559
Net Realized/Unrealized Gains (Losses) from Investments:
Net realized gains from investment transactions	388,990
Change in unrealized depreciation from investments	(11,818,412)
Net realized/unrealized losses from investments	(11,429,422)
Change in Net Assets Resulting from Operations	$(11,398,863)

See Notes to Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS

	For the six months ended September 30, 2011	For the year ended March 31, 2011
	(Unaudited)
Investment Activities:
Operations:
Net investment income	$30,559	$41,487
Net realized gains from investment transactions	388,990	3,540,130
Change in unrealized appreciation/depreciation from investments	(11,818,412)	4,488,197
Change in Net Assets Resulting from Operations	(11,398,863)	8,069,814
Dividends:
Net investment income	—	(61,121)
Net realized gains from investment transactions	—	(1,120,030)
Change in Net Assets Resulting from Shareholder Dividends	—	(1,181,151)
Capital Share Transactions:
Proceeds from shares issued	13,841,765	17,622,443
Dividends reinvested	—	820,114
Cost of shares redeemed	(1,701,586)	(899,498)
Change in Net Assets Resulting from Capital Share Transactions	12,140,179	17,543,059
Change in Net Assets	741,316	24,431,722
Net Assets:
Beginning of period	46,488,373	22,056,651
End of period	$47,229,689	$46,488,373
Share Transactions:
Issued	791,863	1,129,578
Reinvested	—	50,750
Redeemed	(107,224)	(58,814)
Change in Shares	684,639	1,121,514
Accumulated net investment income	$30,559	$—

Amounts designated as “—” are $0 or have been rounded to $0.

See Notes to Financial Statements

FINANCIAL HIGHLIGHTS

Selected data for a share outstanding throughout the periods indicated.

	For the six months ended September 30, 2011		For the year ended March 31, 2011		For the year ended March 31, 2010		For the period ended March 31, 2009(a)
	(Unaudited)
Net Asset Value, Beginning of Period	$17.64		$14.57		$9.19		$10.00
Investment Activities:
Net investment income	0.01		0.02		0.02		0.03	(b)
Net realized and unrealized gains (losses) from investment transactions	(3.42)		3.59		5.60		(0.83)
Total from Investment Activities	(3.41)		3.61		5.62		(0.80)
Dividends:
Net investment income	—		(0.03)		(0.02)		(0.01)
Net realized gains from investments	—		(0.51)		(0.22)		—
Total Dividends	—		(0.54)		(0.24)		(0.01)
Net Asset Value, End of Period	$14.23		$17.64		$14.57		$9.19
Total Return	(19.33	)%(c)	25.13%		61.45%		(7.98	)%(c)
Ratios/Supplemental Data:
Net assets at end of period (000’s)	$47,230		$46,488		$22,057		$2,340
Ratio of net expenses to average net assets	1.00	%(d)	1.00%		1.00%		1.16	%(d)
Ratio of net investment income to average net assets	0.12	%(d)	0.14%		0.26%		0.63	%(d)
Ratio of expenses (before fee reductions) to average net assets	1.16	%(d)(e)	1.27	%(e)	1.68	%(e)	9.61	%(d)(e)
Portfolio turnover rate	11.77	%(c)	36.01%		23.07%		4.37	%(c)

Amounts designated as “—” are $0 or have been rounded to $0.

(a)   Commenced operations on October 24, 2008.

(b)   Calculated using the average shares method.

(c)   Not annualized for periods less than one year.

(d)   Annualized for periods less than one year.

(e)   During the period, certain fees were reduced. If such fee reductions had not occurred, the ratio would have been as indicated.

See Notes to Financial Statements

September 30, 2011
Notes to Financial Statements	(Unaudited)

1.     Organization:

The Boston Trust & Walden Funds (formerly, The Coventry Group) (the “Trust”) was organized on January 8, 1992 as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust contains the following funds (individually a “Fund”, collectively the “Funds”):

Fund	Short Name
Boston Trust Balanced Fund	Balanced Fund
Boston Trust Equity Fund	Equity Fund
Boston Trust Midcap Fund	Midcap Fund
Boston Trust Small Cap Fund	Small Cap Fund
Walden Balanced Fund (formerly, Walden Social Balanced Fund)	Walden Balanced Fund
Walden Equity Fund (formerly, Walden Social Equity Fund)	Walden Equity Fund
Walden Midcap Fund	Walden Midcap Fund
Walden Small Cap Innovations Fund	Small Cap Innovations Fund

The investment objective of the Balanced Fund and Walden Balanced Fund is to seek long-term capital growth and income through an actively managed portfolio of stocks, bonds and money market instruments. The investment objective of the Equity Fund and Walden Equity Fund is to seek long-term capital growth through an actively managed portfolio of stocks. The investment objective of the Midcap Fund and Walden Midcap Fund is to seek long-term capital growth through an actively managed portfolio of stocks of middle capitalization companies. The investment objective of the Small Cap Fund and Small Cap Innovations Fund is to seek long-term capital growth through an actively managed portfolio of stocks of small capitalization companies.

Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, in the normal course of business, the Trust may enter into contracts with its vendors and others that provide for general indemnifications. Each Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds. However, based on experience, the Funds expect that risk of loss to be remote.

2.     Significant Accounting Policies:

The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results may differ from those estimates.

Security Valuation:

The Funds record their investments at fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The valuation techniques used to determine fair value are further described below.

The value of each equity security is based either on the last sale price on a national securities exchange, or in the absence of recorded sales, at the closing bid prices on such exchanges, or at the quoted bid price in the over-the-counter market. Equity securities traded on the NASDAQ stock market are valued at the NASDAQ official closing price.

Bonds and other fixed income securities (other than short-term obligations, but including listed issues) are provided by an independent pricing service, the use of which has been approved by the Trust’s Board of Trustees (the “Board”). In making such valuations, the pricing service utilizes both dealer-supplied valuations and electronic data processing techniques that take into account appropriate factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, and trading characteristics other than market data and without exclusive reliance upon quoted prices or exchanges or over-the-counter prices, since such valuations are believed to reflect more accurately the fair value of such securities. All debt portfolio securities with a remaining maturity of 60 days or less are valued at amortized cost, which approximates fair value. Under the amortized cost method, discount or premium, if any, is accreted or amortized, respectively, on a constant (straight-line) basis to the maturity of the security.

The Trust may use a pricing service to value certain portfolio securities where the prices provided are believed to reflect the fair market value of such securities. If market prices are not readily available or, in Boston Trust Investment Management, Inc.’s (the “Adviser”) opinion, market prices do not reflect fair value, or if an event occurs after the close of trading on the exchange or market on which the security is principally traded (but prior to the time the NAV is calculated) that materially affects fair value, the Adviser will value the Funds’ assets at their fair value according to policies approved by the Board.

Investments in investment companies and money market funds are valued at net asset value per share. Certificates of deposit are valued at acquisition cost.

Fair Value Measurements:

The valuation techniques employed by the Funds, as described above in Security Valuation, maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. The inputs used for valuing the Funds’ investments are summarized in the three broad levels listed below:

Level 1 – quoted prices in active markets for identical assets

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments)

The inputs or methodology used to value securities are not necessarily an indication of the risk associated with investing in those investments.

Continued

September 30, 2011
Notes to Financial Statements	(Unaudited)

Pursuant to the valuation techniques described above in Security Valuation, equity securities are generally categorized as Level 1 securities in the fair value hierarchy (unless there is a fair valuation event, in which case affected securities are generally categorized as Level 2 securities). Debt securities, including those with a remaining maturity of 60 days or less, and certificates of deposit are generally categorized as Level 2 securities in the fair value hierarchy. Open-end investment companies and money market funds are generally categorized as Level 1 securities in the fair value hierarchy.

Investments for which there are no such quotations, or for which quotations do not appear reliable, are valued at fair value as determined in good faith by the Pricing Committee under the direction of the Board. These valuations are typically categorized as Level 2 or Level 3 in the fair value hierarchy.

The following is a summary of the valuation inputs used as of September 30, 2011 in valuing the Funds’ investments based upon three levels defined above:

Fund Name	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Total Investments in Securities
Balanced Fund
Common Stocks(1)	$148,985,245	$—	$148,985,245
Corporate Bonds(1)	—	8,734,666	8,734,666
Municipal Bonds(2)	—	7,157,683	7,157,683
U.S. Government & U.S. Government Agency Obligations	—	42,920,257	42,920,257
Investment Companies	4,199,081	—	4,199,081
Total	153,184,326	58,812,606	211,996,932

Equity Fund
Common Stocks(1)	54,959,125	—	54,959,125
Investment Companies	266,492	—	266,492
Total	55,225,617	—	55,225,617

Midcap Fund
Common Stocks(1)	23,211,230	—	23,211,230
Investment Companies	218,455	—	218,455
Total	23,429,685	—	23,429,685

Small Cap Fund
Common Stocks(1)	230,886,464	—	230,886,464
Investment Companies	480,783	—	480,783
Total	231,367,247	—	231,367,247

Walden Balanced Fund
Common Stocks(1)	33,792,317	—	33,792,317
Corporate Bonds(1)	—	2,581,170	2,581,170
Municipal Bonds(2)	—	739,701	739,701
U.S. Government & U.S. Government Agency Obligations	—	10,106,746	10,106,746
Investment Companies	1,146,330	—	1,146,330
Total	34,938,647	13,427,617	48,366,264

Walden Equity
Common Stocks(1)	81,553,790	—	81,553,790
Investment Companies	1,931,515	—	1,931,515
Total	83,485,305	—	83,485,305

Walden Midcap Fund
Common Stocks(1)	6,547,413	—	6,547,413
Investment Companies	499,154	—	499,154
Total	7,046,567	—	7,046,567

Small Cap Innovations Fund
Common Stocks(1)	46,516,579	—	46,516,579
Investment Companies	880,273	—	880,273
Total	47,396,852	—	47,396,852

(1) For detailed industry descriptions, see the accompanying Schedules of Portfolio Investments.

(2) For detailed State classifications, see the accompanying Schedules of Portfolio Investments.

The Funds recognize significant transfers, if any, between fair value hierarchy levels at the reporting period end. There were no significant transfers between Levels 1, 2 or 3 as of September 30, 2011 from the valuation input levels used on March 31, 2011. The Funds did not hold any Level 3 securities for the period ended September 30, 2011.

Continued

September 30, 2011
Notes to Financial Statements	(Unaudited)

New Accounting Pronouncement:

In May 2011, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU 2011-04”) “Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements” in GAAP and the International Financial Reporting Standards (“IFRS). ASU 2011- 04 amends FASB Accounting Standards Codification Topic 820, Fair Value Measurements and Disclosures, to establish common requirements for measuring fair value and for disclosing information about fair value measurements in accordance with GAAP and IFRS. ASU 2011-04 is effective for fiscal year beginning after December 15, 2011 and for interim periods within those fiscal years. Management is currently evaluating the impact these amendments may have on the Funds’ financial statements.

Security Transactions and Related Income:

Security transactions are recorded no later than one business day after trade date. For financial reporting purposes, security transactions are recorded on trade date on the last business day of the reporting period. Interest income is recognized on the accrual basis and includes, where applicable, the amortization of premium or discount. Dividend income is recorded on the ex-dividend date. Gains or losses realized on sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds.

Expenses:

Expenses directly attributable to a Fund are charged directly to that Fund. Expenses relating to the Trust are allocated proportionately to each Fund within the Trust according to the relative net assets of each Fund or on another reasonable basis.

Dividends to Shareholders:

Dividends are recorded on the ex-dividend date. Dividends to shareholders from net investment income, if any, are declared and paid annually by the Funds. Dividends to shareholders from net realized gains, if any, are declared and distributed at least annually by the Funds.

The amounts of dividends to shareholders from net investment income and of distributions from net realized gains are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature (e.g. return of capital, net operating loss, reclassification of certain market discounts, gain/ loss, paydowns, and distributions), such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences (e.g. wash sales and post October losses) do not require reclassification. To the extent dividends to shareholders exceed net investment income and net realized gains for tax purposes, they are reported as distributions of capital.

Federal Income Taxes:

Each Fund intends to continue to qualify as a regulated investment company by complying with the provisions available to certain investment companies, as defined in Subchapter M of the Internal Revenue Code, and to make distributions from net investment income and from net realized capital gains sufficient to relieve it from all, or substantially all, federal income and excise taxes. Therefore, no federal income tax provision is required.

Management has reviewed tax positions taken in tax years that remain subject to examination by all major tax jurisdictions, including federal (i.e., the last four tax year ends and the interim tax period since then, as applicable). Management believes that there is no tax liability resulting from unrecognized tax benefits related to uncertain tax positions taken as of and during the period ended September 30, 2011.

3.              Related Party Transactions:

Investment Adviser:

The Funds and the Adviser are parties to an Investment Advisory Agreement under which the Adviser is entitled to receive an annual fee, computed daily and paid monthly, equal to the average daily net assets of each Fund, at the following annual percentage rates before contractual waivers:

Fund	Fee Rate
Balanced Fund	0.75%
Equity Fund	0.75%
Midcap Fund	0.75%
Small Cap Fund	0.75%
Walden Balanced Fund	0.75%
Walden Equity Fund	0.75%
Walden Midcap Fund	0.75%
Small Cap Innovations Fund	0.75%

Administration and Fund Accounting:

Citi Fund Services Ohio, Inc. (“Citi”) serves the Funds as administrator. Citi, as the Funds’ administrator, provides administrative and fund accounting services for a fee that is computed daily and paid monthly at an annual rate of up to 0.20% of the average daily net assets of each Fund. Certain officers of the Trust are affiliated with Citi. Such persons were paid no fees directly by the Funds for serving as officers of the Trust, except the Chief Compliance Officer (the “CCO”). The CCO is not paid directly by the Funds. Rather, the Funds pay Citi for CCO services, which include the services of the CCO.

Under a Compliance Services Agreement between the Funds and Citi (the “CCO Agreement”), Citi makes an employee available to serve as the Funds’ CCO. Under the CCO Agreement, Citi also provides infrastructure and support in implementing the written policies and procedures comprising the Funds’ compliance program, including support services to the CCO. For the services provided under the CCO Agreement, the Funds paid Citi $15,286 for the period ended September 30, 2011, plus certain out of pocket expenses, for the services provided under the CCO Agreement. Citi pays the salary and other compensation earned by the CCO as an employee of Citi.

Distribution:

Foreside Distribution Services, L.P., (“Foreside”), an indirect, wholly owned subsidiary of Foreside Financial Group, LLC., serves as the Funds’ distribution agent. Under the distribution agreement, Foreside receives a fixed fee of $15,000 per year, paid monthly by the Adviser from its profits and not by the Funds, for its services. Foreside is not affiliated with Citi or the Adviser.

Continued

Notes to Financial Statements	September 30, 2011 (Unaudited)

Custodian and Transfer Agency:

Boston Trust & Investment Management Company (“Boston Trust”), the parent company of the Adviser, acts as the Funds’ custodian and transfer agent. Under the custody agreement, Boston Trust receives an asset-based fee of 0.02% of the average daily net assets for the first $100 million and 0.015% of the average daily net assets above $100 million, plus per transaction fees. Under the transfer agency agreement, Boston Trust receives a fixed fee of $18,000 annually per fund, accrued daily and paid monthly for its services. Under a sub-transfer agency agreement, Citi receives a fixed fee of $50,000 annually, accrued daily and paid monthly, plus annual per account fees and certain out of pocket expenses for its services to the Trust. At September 30, 2011, each Fund, except the Balanced Fund and the Equity Fund, is party to the sub-transfer agency agreement.

Fee Reductions:

The Adviser has agreed to reduce its fees payable by the Funds to the extent necessary to limit each Fund’s aggregate annual operating expenses to 1.00% of the average daily net assets. Any such reductions made by the Adviser in its fees or in the payment or reimbursement of expenses that are a Fund’s obligation may be subject to repayment by the Fund within three years provided the Fund receiving the reduction, payment or reimbursement is able to effect such repayment and remain in compliance with applicable expense limitations. The expense limitation agreement shall automatically renew effective August 1 of every year until the Adviser provides written notice of non-renewal to the Trust.

Pursuant to its agreement, for the periods ended September 30, 2011, March 31, 2009, 2010, and 2011, the Adviser reimbursed fees in the following amounts:

Fund	Amount	Expires
Balanced Fund	$39,648	2012
	44,935	2013
	—	2014
	—	2015

Equity Fund	23,578	2012
	26,106	2013
	13,866	2014

Midcap Fund	48,745	2012
	29,358	2013
	27,687	2014
	14,628	2015

Small Cap Fund	6,931	2012
	72,080	2013
	105,195	2014
	18,890	2015

Walden Balanced Fund	39,013	2012
	38,125	2013
	32,028	2014
	17,937	2015

Walden Equity Fund	69,183	2012
	63,210	2013
	51,177	2014
	14,202	2015

Walden Midcap Fund	7,934	2015

Small Cap Innovations Fund	39,182	2012
	75,530	2013
	61,924	2014
	23,481	2015

During the six months ended September 30, 2011, the Adviser recouped amounts from the following Funds:

Balanced Fund	$37,878
Equity Fund	3,208

As of September 30, 2011, the Adviser may recoup amounts from the Funds as follows:

Total Potential Recoupment
Balanced Fund	$46,705
Equity Fund	60,342
Midcap Fund	120,418
Small Cap Fund	203,096
Walden Balanced Fund	127,103
Walden Equity Fund	197,772
Walden Small Cap Innovations Fund	7,934
Walden Midcap Fund	200,117

Citi has voluntarily agreed to reduce its administrative fees. For the period ended September 30, 2011, Citi voluntarily waived fees as shown on each Fund’s Statement of Operations.

Other Affiliated Transactions:

During the period ended September 30, 2011, certain net assets of Common Trust funds, managed by Boston Trust & Investment Management Company, were exchanged as in-kind transfers for shares of The Boston Trust & Walden Funds. Proceeds from the sale of shares issued in connection with the exchange were used to pay for securities transferred from the Common Trust funds to The Boston Trust & Walden Funds at fair market value. The total fair market value of the in-kind transfers was $5,098,275 for 463,901 shares of the Walden Balanced Fund.

Continued

Notes to Financial Statements	September 30, 2011 (Unaudited)

4.     Purchases and Sales of Securities:

Cost of purchases and proceeds from sales and maturities of securities, excluding short-term securities and U.S. Government securities, for the Funds for the period ended September 30, 2011, totaled:

Fund	Purchases	Sales and Maturities
Balanced Fund	$8,256,494	$7,017,529
Equity Fund	4,019,513	3,750,241
Midcap Fund	3,033,315	2,181,310
Small Cap Fund	67,275,589	45,363,898

Walden Balanced Fund	2,982,878	4,041,623
Walden Equity Fund	9,691,477	5,655,274
Walden Midcap Fund	7,434,501	163,952
Small Cap Innovations Fund	19,057,350	5,883,613

Cost of purchases and proceeds from sales and maturities of U.S. Government Securities, excluding short-term securities, for the Funds for the period ended September 30, 2011, totaled:

Fund	Purchases	Sales and Maturities
Balanced Fund	$19,958,773	$18,280,718
Walden Balanced Fund	1,686,328	102,196

5.              Federal Income Tax Information:

At September 30, 2011, the cost, gross unrealized appreciation and gross unrealized depreciation on securities, for federal income tax purposes, were as follows:

	Tax Cost	Gross Tax Unrealized Appreciation	Gross Tax Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
Balanced Fund	$166,438,349	$48,162,724	$(2,604,141)	$45,558,583
Equity Fund	37,866,638	18,747,950	(1,388,971)	17,358,979
Midcap Fund	20,198,633	4,807,369	(1,576,317)	3,231,052
Small Cap Fund	243,641,596	22,050,075	(34,324,424)	(12,274,349)

Walden Balanced Fund	44,772,884	5,413,762	(1,820,382)	3,593,380
Walden Equity Fund	73,385,548	15,485,622	(5,385,865)	10,099,757
Walden Midcap Fund	7,735,086	54,188	(742,707)	(688,519)
Small Cap Innovations Fund	50,874,897	3,223,982	(6,702,027)	(3,478,045)

The tax character of distributions paid during the fiscal year ended March 31, 2011 was as follows:

	Distributions paid from
	Ordinary Income	Net Long Term Capital Gains	Total Taxable Distributions	Tax Return of Capital	Total Distributions Paid(1)
Balanced Fund	$3,144,788	$—	$3,144,788	$—	$3,144,788
Equity Fund	457,037	—	457,037	—	457,037
Midcap Fund	43,671	407,930	451,601	—	451,601
Small Cap Fund	5,481,798	1,422,147	6,903,945	—	6,903,945

Social Balanced Fund	566,820	—	566,820	—	566,820
Social Equity Fund	751,640	—	751,640	—	751,640
Small Cap Innovations Fund	957,455	223,696	1,181,151	—	1,181,151

As of March 31, 2011, the components of accumulated earnings on a tax basis were as follows:

	Undistributed Ordinary Income	Undistributed Long-Term Capital Gains	Accumulated Earnings	Accumulated Capital and Other Losses	Unrealized Appreciation (Depreciation)(2)	Total Accumulated Earnings (Deficit)
Balanced Fund	$792,718	$—	$792,718	$(2,255,997)	$65,158,860	$63,695,581
Equity Fund	131,770	—	131,770	(2,947,842)	25,626,380	22,810,308
Midcap Fund	154,434	342,728	497,162	—	7,857,586	8,354,748
Small Cap Fund	4,493,900	12,435,760	16,929,660	—	48,236,686	65,166,346

Social Balanced Fund	134,162	—	134,162	(1,107,598)	8,366,080	7,392,644
Social Equity Fund	168,137	—	168,137	(4,303,372)	23,914,359	19,779,124
Small Cap Innovations Fund	897,007	2,004,339	2,901,346	—	8,360,846	11,262,192

(2) The differences between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to tax deferral of losses on wash sales.

Continued

Notes to Financial Statements	September 30, 2011 (Unaudited)

Under current tax law, capital losses realized after October 31 of a Fund’s fiscal year may be deferred and treated as occurring on the first business day of the following fiscal year for tax purposes. The Funds did not have any post October losses for the year ended March 31, 2011.

The Regulated Investment Company Modernization Act of 2010 (the “Act”) was enacted on December 22, 2010. The Act makes changes to several tax rules impacting the Funds. In general, the provisions of the Act will be effective for the Funds’ fiscal year ending March 31, 2012. Although the Act provides several benefits, including the unlimited carryforward of future capital losses, there may be a greater likelihood that all or a portion of each Fund’s pre-enactment capital loss carryforwards, if any, may expire without being utilized due to the fact that post-enactment capital losses get utilized before pre-enactment capital loss carryforwards. Relevant information regarding the impact of the Act on the Funds, if any, will be contained within the “Federal Income Taxes” section of the financial statement notes for the fiscal year ending March 31, 2012.

6.              Control Ownership and Principal Holders:

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a Fund creates presumptions of control of the Fund, under section 2 (a)(9) of the 1940 Act. As of September 30, 2011, the Funds had individual shareholder accounts and/or omnibus shareholder accounts (comprised of a group of individual shareholders), owning more than 25% of the total shares outstanding of the Fund as detailed below.

Fund	Control Ownership		% of Ownership
Balanced Fund	Boston Trust & Investment Management Company		95.7
Equity Fund	Boston Trust & Investment Management Company		99.2
Midcap Fund	Boston Trust & Investment Management Company		95.2
Walden Balanced Fund	Boston Trust & Investment Management Company		72.2
Walden Equity Fund	Boston Trust & Investment Management Company		25.5
	Charles Schwab & Co.	.	28.4
	TIAA-CREF		29.3
Walden Midcap Fund	Boston Trust & Investment Management Company		100.0
Small Cap Innovations Fund	Boston Trust & Investment Management Company		44.7
	Charles Schwab & Co.	.	28.0

7.              Subsequent Events:

Management evaluated subsequent events through the date these financial statements were issued and concluded no subsequent events required recognition or disclosure in these financial statements.

Continued

Supplementary Information (Unaudited)	September 30, 2011

Table of Shareholder Expenses:

As a shareholder of the Boston Trust Funds and Walden Funds, you incur ongoing costs, including management fees, and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Boston Trust Funds and Walden Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

These examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period from April 1, 2011, through September 30, 2011.

Actual Expenses

The tables below provide information about actual account values and actual expenses. You may use the information below together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Please note that the expenses shown in the tables are meant to highlight your ongoing costs only and do not reflect the costs incurred by the Funds for buying and selling securities. The Funds do not charge transaction fees, such as redemption fees, nor do the Funds charge a sales charge (load). Therefore, the tables are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Beginning Account Value 4/1/11	Ending Account Value 9/30/11	Expenses Paid During Period(1) 4/1/11 - 9/30/11		Annualized Expense Ratio During Period 4/1/11 - 9/30/11
Balanced Fund	$1,000.00	$923.30	$4.82		1.00%
Equity Fund	1,000.00	872.80	4.69		1.00%
Midcap Fund	1,000.00	848.70	4.63		1.00%
Small Cap Fund	1,000.00	804.30	4.52		1.00%

Walden Balanced Fund	1,000.00	908.00	4.78		1.00%
Walden Equity Fund	1,000.00	866.40	4.68		1.00%
Walden Midcap Fund	1,000.00	877.00	1.57	(2)	1.00%
Small Cap Innovations Fund	1,000.00	806.70	4.53		1.00%

(1)   Expenses are equal to the average account value times the Fund’s annualized expense ratio multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year.

(2)   Expenses are equal to the Walden Midcap Fund annualized expense ratio, multiplied by the average account value over the period, multiplied by the number of days in the period operational from August 1, 2011 to September 30, 2011, divided by the number of days in the fiscal year.

Hypothetical Example for Comparison Purposes

The table below provides information about hypothetical account values and hypothetical expenses based on each Boston Trust Fund’s and Walden Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect the costs incurred by the Funds for buying and selling securities. The Funds do not charge transaction fees, such as redemption fees, nor do the Funds charge a sales charge (load). Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Beginning Account Value 4/1/11	Ending Account Value 9/30/11	Expenses Paid During Period(1) 4/1/11 - 9/30/11		Annualized Expense Ratio During Period 4/1/11 - 9/30/11
Balanced Fund	$1,000.00	$1,020.05	$5.06		1.00%
Equity Fund	1,000.00	1,020.05	5.06		1.00%
Midcap Fund	1,000.00	1,020.05	5.06		1.00%
Small Cap Fund	1,000.00	1,020.05	5.06		1.00%

Walden Balanced Fund	1,000.00	1,020.05	5.06		1.00%
Walden Equity Fund	1,000.00	1,020.05	5.06		1.00%
Walden Midcap Fund	1,000.00	1,020.05	5.06	(2)	1.00%
Small Cap Innovations Fund	1,000.00	1,020.05	5.06		1.00%

(1)   Expenses are equal to the average account value times the Fund’s annualized expense ratio multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year.

(2)   Expenses are equal to the Walden Midcap Fund annualized expense ratio, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year, divided by the number of days in the fiscal year (to reflect the one half-year period). Information shown reflects values using the expense ratios for the 61 days of operations during the period, and has been annualized to reflect values for the period August 1, 2011 to September 30, 2011.

Continued

Supplementary Information (Unaudited)	September 30, 2011

Tabular Summary of Schedules of Portfolio Investments:

The Boston Trust Funds invested, as a percentage of total portfolio investments, in the following industries as of September 30, 2011.

Boston Trust Balanced Fund

Security Allocation for the Schedule of Portfolio Investments	Percentage of Total Portfolio Investments
U.S. Gov’t. & U.S. Gov’t Agency Obligations	20.2%
Information Technology	13.5%
Industrials	13.4%
Consumer Staples	10.6%
Energy	10.1%
Financials	9.9%
Consumer Discretionary	6.7%
Health Care	6.6%
Municipal Bonds	3.4%
Materials	3.3%
Investment Companies	2.0%
Telecommunication Services	0.3%
Total	100.0%

Boston Trust Equity Fund

Security Allocation for the Schedule of Portfolio Investments	Percentage of Total Portfolio Investments
Industrials	19.0%
Information Technology	17.3%
Energy	14.3%
Consumer Staples	12.9%
Financials	10.7%
Consumer Discretionary	9.6%
Health Care	9.6%
Materials	6.1%
Investment Companies	0.5%
Total	100.0%

Boston Trust Midcap Fund

Security Allocation for the Schedule of Portfolio Investments	Percentage of Total Portfolio Investments
Industrials	15.4%
Financials	15.4%
Information Technology	14.6%
Consumer Discretionary	13.9%
Health Care	13.7%
Energy	8.2%
Consumer Staples	7.7%
Materials	5.8%
Utilities	3.5%
Investment Companies	0.9%
Telecommunication Services	0.9%
Total	100.0%

Boston Trust Small Cap Fund

Security Allocation for the Schedule of Portfolio Investments	Percentage of Total Portfolio Investments
Financials	21.0%
Information Technology	19.3%
Industrials	16.4%
Health Care	14.0%
Consumer Discretionary	11.7%
Energy	4.9%
Consumer Staples	4.3%
Materials	4.2%
Utilities	4.0%
Investment Companies	0.2%
Total	100.0%

The Walden Funds invested, as a percentage of total portfolio investments, in the following industries as of September 30, 2011.

Walden Balanced Fund

Security Allocation for the Schedule of Portfolio Investments	Percentage of Total Portfolio Investments
U.S. Gov’t. & U.S. Gov’t Agency Obligations	20.8%
Information Technology	14.3%
Financials	11.5%
Consumer Staples	10.8%
Industrials	10.0%
Health Care	9.0%
Energy	8.5%
Consumer Discretionary	6.4%
Materials	3.8%
Investment Companies	2.4%
Municipal Bonds	1.5%
Utilities	0.8%
Telecommunication Services	0.2%
Total	100.0%

Walden Equity Fund

Security Allocation for the Schedule of Portfolio Investments	Percentage of Total Portfolio Investments
Information Technology	18.6%
Consumer Staples	15.8%
Industrials	13.8%
Health Care	11.3%
Energy	11.2%
Consumer Discretionary	10.8%
Financials	10.7%
Materials	5.0%
Investment Companies	2.3%
Utilities	0.5%
Total	100.0%

Walden Midcap Fund

Security Allocation for the Schedule of Portfolio Investments	Percentage of Total Portfolio Investments
Information Technology	14.6%
Consumer Discretionary	14.0%
Health Care	13.6%
Industrials	13.5%
Financials	13.2%
Investment Companies	7.1%
Energy	7.0%
Consumer Staples	6.9%
Materials	5.6%
Utilities	3.5%
Telecommunications Services	1.0%
Total	100.0%

Walden Small Cap Innovations Fund

Security Allocation for the Schedule of Portfolio Investments	Percentage of Total Portfolio Investments
Financials	20.7%
Information Technology	19.0%
Industrials	15.8%
Health Care	13.8%
Consumer Discretionary	11.6%
Energy	4.8%
Consumer Staples	4.2%
Materials	4.1%
Utilities	4.1%
Investment Companies	1.9%
Total	100.0%

Other Information:

A description of the policies and guidelines that the Funds use to determine how to vote proxies related to portfolio securities is available: (i) without charge, upon request, by calling 1-800-282-8782 ext. 7050; and (ii) on the Securities and Exchange Commission’s (the “Commission”) website at http://www.sec.gov.

Proxy voting policies and guidelines as well as information regarding how the Funds’ voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available (i) without charge, upon request, by calling 1-800-282-8782 ext. 7050, (ii) on the Boston Trust & Investment Management, Inc. website at http://www.btim.com; and (iii) on the Commission’s website at http://www.sec.gov.

The Funds file complete schedules of portfolio holdings for each Fund with the Commission for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Form N-Q is available on the Commission’s website at http://www.sec.gov. The Funds’ Form N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. and information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330.

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Investment Adviser

Boston Trust Investment Management, Inc.

One Beacon Street

Boston, MA 02108

Custodian and Transfer Agent

Boston Trust & Investment Management Company

One Beacon Street

Boston, MA 02108

Administrator

Citi Fund Services Ohio, Inc.

3435 Stelzer Road

Columbus, OH 43219

Distributor

Foreside Distribution Services, L.P.

3 Canal Plaza, Suite 100

Portland, ME 04101

www.foreside.com

Independent Registered Public Accounting Firm

Cohen Fund Audit Services, Ltd.

800 Westpoint Parkway, Suite 1100

Westlake, OH 44145

Legal Counsel

Thompson Hine LLP

41 South High Street, Suite 1700

Columbus, OH 43215

This report is intended for the shareholders of the Funds and may not be used as sales literature unless preceded or accompanied by a current prospectus, which includes information regarding the Funds’ risks, objectives, fees and expenses, experience of its management, and other information.

Past performance results shown should not be considered a representation of future performance. Share price and returns will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Statements and other information herein are dated and subject to change.

11/11

Item 2. Code of Ethics.

Not applicable — only for annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable — only for annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable.

Item 5.    Audit Committee of Listed Registrants.

Not applicable.

Item 6.    Investments.

(a) Included as part of the report to shareholders filed under Item 1.

(b) Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 11. Controls and Procedures.

(a)The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the registrant’s disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures are adequately designed and are operating effectively to ensure that information required to be disclosed by the registrant on Form N-CSR is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the second fiscal quarter of the period covered by this report that have materially affected or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1) Not applicable - Only effective for annual reports.

(a)(2) Certifications pursuant to Rule 30a-2(a) are attached hereto.

(a)(3) Not applicable.

(b) Certifications pursuant to Rule 30a-2(b) are furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	The Boston Trust & Walden Funds

By (Signature and Title)*	/s/ Lucia Santini
Lucia Santini, President

Date	December 8, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Lucia Santini
Lucia Santini, President

Date	December 8, 2011

By (Signature and Title)*	/s/ Jennifer Ellis
Jennifer Ellis, Treasurer

Date	December 8, 2011